AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 1997

                                                     1933 ACT FILE NO. 33-572
                                                     1940 ACT FILE NO. 811-4409
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                        [X]

                       POST-EFFECTIVE AMENDMENT NO. 68                      [X]

                          REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                    [X]

                            AMENDMENT NO. 70                                [X]

                         EATON VANCE MUNICIPALS TRUST
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

        ALAN R. DYNNER, 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
           --------------------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to rule 485 (check appropriate box):
[ ] immediately upon filing                [ ] on (date) pursuant to
    pursuant to paragraph (b)                  paragraph (a)(1)

[X] on September 1, 1997                   [ ] 75 days after filing
    pursuant to paragraph (b)                  pursuant to paragraph (a)(2)

[ ] 60 days after filing                   [ ] on (date) pursuant to
    pursuant to paragraph (a)(1)               paragraph (a)(2).

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

    Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio have also executed this Registration Statement.

    The Registrant has filed a Declaration pursuant to Rule 24f-2. On September 4, 1996, Registrant filed its "Notice" as required by that Rule for the series of the Registrant with the fiscal year end of July 31, 1996, on October 15, 1996 filed its "Notice" for the series of the Registrant with the fiscal year end of August 31, 1996, and on November 21, 1996 filed its "Notice" for the series of the Registrant with the fiscal year end of September 30, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheets required by Rule 481(a) under Securities Act of
1933

    Part A -- The Combined Prospectus of:

        Eaton Vance Alabama Municipals Fund
        Eaton Vance Arkansas Municipals Fund
        Eaton Vance Georgia Municipals Fund
        Eaton Vance Kentucky Municipals Fund
        Eaton Vance Louisiana Municipals Fund
        Eaton Vance Maryland Municipals Fund
        Eaton Vance Missouri Municipals Fund
        Eaton Vance North Carolina Municipals Fund
        Eaton Vance Oregon Municipals Fund
        Eaton Vance South Carolina Municipals Fund
        Eaton Vance Tennessee Municipals Fund
        Eaton Vance Virginia Municipals Fund

    Part B -- The Combined Statement of Additional Information of:

        Eaton Vance Alabama Municipals Fund
        Eaton Vance Arkansas Municipals Fund
        Eaton Vance Georgia Municipals Fund
        Eaton Vance Kentucky Municipals Fund
        Eaton Vance Louisiana Municipals Fund
        Eaton Vance Maryland Municipals Fund
        Eaton Vance Missouri Municipals Fund
        Eaton Vance North Carolina Municipals Fund
        Eaton Vance Oregon Municipals Fund
        Eaton Vance South Carolina Municipals Fund
        Eaton Vance Tennessee Municipals Fund
        Eaton Vance Virginia Municipals Fund

    Part C -- Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectuses and Statements of Additional Information of any other Series of the Registrant not identified above.

                         EATON VANCE MUNICIPALS TRUST

                            CROSS REFERENCE SHEET
                        FOR ALL STATE MUNICIPAL FUNDS
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
------                     --------                                  ---------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses
 3. .....................  Condensed Financial Information           The Funds' Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Funds' Investment Objectives; Investment
                                                                       Policies and Risks; Organization of the
                                                                       Funds and the Portfolios
 5. .....................  Management of the Fund                    Management of the Funds and the Portfolios
 5A......................  Management's Discussion of Fund           Not Applicable
                             Performance
 6. .....................  Capital Stock and Other Securities        Organization of the Funds and the Portfolios;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes
 7. .....................  Purchase of Securities Being Offered      Valuing Shares; How to Buy Shares; The
                                                                       Lifetime Investing Account/Distribution
                                                                       Options; Distribution and Service Plans;
                                                                       The Eaton Vance Exchange Privilege; Eaton
                                                                       Vance Shareholder Services
 8. .....................  Redemption or Repurchase                  How to Redeem Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
------                     --------                                  ---------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information
13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions
14. .....................  Management of the Fund                    Trustees and Officers; Fees and Expenses
15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities

16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Distribution Plan - Class B Shares; Service
                                                                       Plan - Class A Shares; Custodian;
                                                                       Independent Certified Public Accountants
17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions; Fees and
                             Practices                                 Expenses

18. .....................  Capital Stock and Other Securities        Other Information

19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                       Services for Accumulation - Class A Shares;
                                                                       Distribution Plan -- Class B Shares;
                                                                       Service Plan -- Class A Shares
20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter
22. .....................  Calculation of Performance Data           Investment Performance

23. .....................  Financial Statements                      Financial Statements

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                                [GRAPHIC OMITTED]

EATON VANCE ALABAMA MUNICIPALS FUND   EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND  EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND   EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND EATON VANCE SOUTH CAROLINA MUNICIPALS FUND EATON VANCE LOUISIANA MUNICIPALS FUND EATON VANCE TENNESSEE MUNICIPALS FUND EATON VANCE MARYLAND MUNICIPALS FUND EATON VANCE VIRGINIA MUNICIPALS FUND


THESE FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated September 1, 1997 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                                        PAGE                                                     PAGE
Shareholder and Fund Expenses .........................   2  How to Redeem Shares ..............................  28
The Funds' Financial Highlights .......................   5  Reports to Shareholders ...........................  29
The Funds' Investment Objectives .....................   17  The Lifetime Investing Account/Distribution
Investment Policies and Risks ........................   18    Options .........................................  30
Organization of the Funds and the Portfolios ..........  21  The Eaton Vance Exchange Privilege ................  30
Management of the Funds and the Portfolios ............  22  Eaton Vance Shareholder Services ..................  31
Distribution and Service Plans ........................  24  Distributions and Taxes ...........................  32
Valuing Shares ........................................  25  Performance Information ...........................  33
How to Buy Shares .....................................  26  Appendix -- State Specific Information ............  34
----------------------------------------------------------------------------------------------------------------------

                      PROSPECTUS DATED SEPTEMBER 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
                                                  CLASS A               CLASS B
                                                  SHARES                SHARES
                                                  -------               --------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)              4.75%                  None
Sales Charges Imposed on Reinvested Distributions  None                   None
Fees to Exchange Shares                            None                   None
Maximum Contingent Deferred Sales Charge           None                   5.00%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)

------------------------------------------------------------------------------------------------------------------------
                                         ALABAMA               ARKANSAS              GEORGIA               KENTUCKY
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------   ------------------    ------------------    ------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
Investment Adviser Fee               0.40%      0.40%      0.36%      0.36%      0.40%      0.40%      0.41%      0.41%
Rule 12b-1 Distribution and/or
  Service Fees                       0.09%      0.93%      0.09%      0.92%      0.11%      0.92%      0.14%      0.93%
Other Expenses                       0.35%      0.24%      0.35%      0.28%      0.13%      0.26%      0.27%      0.23%
                                     ----       ----       ----       ----       ----       ----       ----       ----
    Total Operating Expenses         0.84%      1.57%      0.80%      1.56%      0.84%      1.58%      0.82%      1.57%
                                     ====       ====       ====       ====       ====       ====       ====       ====

EXAMPLE
---------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B shares, contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b)
redemption at the end of each period:
                                         ALABAMA               ARKANSAS              GEORGIA               KENTUCKY
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 56       $ 66       $ 55       $ 66       $ 56       $ 66       $ 55       $ 66
 3 Years                             $ 73       $ 90       $ 72       $ 89       $ 73       $ 90       $ 72       $ 90
 5 Years                             $ 92       $106       $ 90       $105       $ 92       $106       $ 91       $106
10 Years                             $146       $187       $142       $186       $146       $188       $144       $187

An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:

                                         ALABAMA               ARKANSAS              GEORGIA               KENTUCKY
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 56       $ 16       $ 55       $ 16       $ 56       $ 16       $ 55       $ 16
 3 Years                             $ 73       $ 50       $ 72       $ 49       $ 73       $ 50       $ 72       $ 50
 5 Years                             $ 92       $ 86       $ 90       $ 85       $ 92       $ 86       $ 91       $ 86
10 Years                             $146       $187       $142       $186       $146       $188       $144       $187

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------

                                        LOUISIANA              MARYLAND              MISSOURI           NORTH CAROLINA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
Investment Adviser Fee               0.23%      0.23%      0.40%      0.40%      0.37%      0.37%      0.43%      0.43%
Rule 12b-1 Distribution and/or
  Service Fees                       0.10%      0.92%      0.09%      0.91%      0.06%      0.92%      0.20%      0.93%
Other Expenses                       0.45%      0.37%      0.32%      0.26%      0.38%      0.27%      0.21%      0.23%
                                     ---        ---        ---        ---        ---        ---        ---        ---
    Total Operating Expenses         0.78%      1.52%      0.81%      1.57%      0.81%      1.56%      0.84%      1.59%
                                     ====       ====       ====       ====       ====       ====       ====       ====

EXAMPLE
---------------------------------------------------------------------------------------------------------------------------

An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B shares, contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b)
redemption at the end of each period:

                                        LOUISIANA              MARYLAND              MISSOURI           NORTH CAROLINA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 55       $ 65       $ 55       $ 66       $ 55       $ 66       $ 56       $ 66
 3 Years                             $ 71       $ 88       $ 72       $ 90       $ 72       $ 89       $ 73       $ 90
 5 Years                             $ 89       $103       $ 90       $106       $ 90       $105       $ 92       $107
10 Years                             $140       $181       $143       $187       $144       $186       $146       $189


An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:


                                        LOUISIANA              MARYLAND              MISSOURI           NORTH CAROLINA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
 1 Year                              $ 55       $ 15       $ 55       $ 16       $ 55       $ 16       $ 56       $ 16
 3 Years                             $ 71       $ 48       $ 72       $ 50       $ 72       $ 49       $ 73       $ 50
 5 Years                             $ 89       $ 83       $ 90       $ 86       $ 90       $ 85       $ 92       $ 87
10 Years                             $140       $181       $143       $187       $143       $186       $146       $189


ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------

                                          OREGON            SOUTH CAROLINA          TENNESSEE              VIRGINIA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES

Investment Adviser Fee               0.41%      0.41%      0.33%      0.33%      0.31%      0.31%      0.43%      0.43%
Rule 12b-1 Distribution and/or
  Service Fees                       0.09%      0.92%      0.09%      0.92%      0.14%      0.91%      0.14%      0.92%
Other Expenses                       0.31%      0.23%      0.43%      0.35%      0.33%      0.31%      0.24%      0.21%
                                     ---        ---        ---        ---        ---        ---        ---        ---
    Total Operating Expenses         0.81%      1.56%      0.85%      1.60%      0.78%      1.53%      0.81%      1.56%
                                     ====       ====       ====       ====       ====       ====       ====       ====

EXAMPLE
---------------------------------------------------------------------------------------------------------------------------

An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B shares, contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b)
redemption at the end of each period:

                                          OREGON            SOUTH CAROLINA          TENNESSEE              VIRGINIA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 55       $ 66       $ 56       $ 66       $ 55       $ 66       $ 55       $ 66
 3 Years                             $ 72       $ 89       $ 74       $ 90       $ 71       $ 88       $ 72       $ 89
 5 Years                             $ 90       $105       $ 92       $107       $ 89       $103       $ 91       $105
10 Years                             $143       $186       $147       $190       $140       $182       $143       $186

An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:


                                          OREGON            SOUTH CAROLINA          TENNESSEE              VIRGINIA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 55       $ 16       $ 56       $ 16       $ 55       $ 16       $ 55       $ 16
 3 Years                             $ 72       $ 49       $ 74       $ 50       $ 71       $ 48       $ 72       $ 49
 5 Years                             $ 90       $ 87       $ 92       $ 87       $ 89       $ 83       $ 90       $ 85
10 Years                             $143       $190       $147       $190       $140       $182       $143       $186

NOTES:

The tables and Examples summarize the aggregate expenses of the Portfolio and each class of shares of the Funds and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for Class A shares is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple- class structure. Information for Class B shares is for the most recent fiscal year (except that the Investment Adviser Fee for the Louisiana Fund has been estimated for the current fiscal year).

The Funds offer two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC if redeemed within six years after purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares".

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. Long-term holders of Class B shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of the Funds and the Portfolios, see "The Funds" Financial Highlights", "Management of the Funds and the Portfolios", "Distribution and Service Plans" and "How to Redeem Shares".


Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 23.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees may invest in the Portfolios in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements that appear in the Funds' annual report to shareholders. The Funds' annual financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The annual financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Funds' Financial Highlights are for each Fund prior to reclassification of its shares as Class B shares on September 1, 1997. Information for Class A shares is not presented because that class did not exist prior to September 1, 1997. The financial highlights for Class A shares will differ from the Financial Highlights for Class B shares due to the different fees imposed on Class A shares.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 ALABAMA FUND -- CLASS B
                                                    ------------------------------------------------------------------------------
                                                                                               YEAR ENDED
                                                      SIX MONTHS      -----------------------------------------------------------
                                                         ENDED                    AUGUST 31,                   SEPTEMBER 30,
                                                    FEBRUARY 28, 1997 ---------------------------------   -----------------------
                                                       (UNAUDITED)      1996        1995       1994**       1993        1992++
                                                    ----------------    ----        ----       ----         ----        ----
NET ASSET VALUE, beginning of period                    $ 10.460     $ 10.440    $ 10.210    $  11.060    $ 10.340    $ 10.000

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                 $  0.234     $  0.470    $  0.479    $   0.425    $  0.475    $  0.208
  Net realized and  unrealized gain (loss)
    on investments                                         0.246        0.030       0.244       (0.769)      0.837       0.385+++
                                                        --------     --------    --------    ---------    --------    --------
    Total income (loss) from operations                 $  0.480     $  0.500    $  0.723    $  (0.344)   $  1.312    $  0.593
                                                        --------     --------    --------    ---------    --------    --------
LESS DISTRIBUTIONS:
  From net investment income                              (0.230)    $ (0.480)   $ (0.479)   $  (0.425)   $ (0.475)   $ (0.208)
  In excess of net investment income (5)                     --           --       (0.014)      (0.081)     (0.117)     (0.045)
                                                        --------     --------    --------    ---------    --------    --------
    Total distributions                                   (0.230)    $ (0.480)   $ (0.493)   $  (0.506)   $ (0.592)   $ (0.253)
                                                        --------     --------    --------    ---------    --------    --------
NET ASSET VALUE, end of period                          $ 10.710     $ 10.460    $ 10.440    $  10.210    $ 11.060    $ 10.340
                                                        ========     ========    ========    =========    ========    ========
TOTAL RETURN(1)                                            4.70%        4.85%       7.38%      (3.18)%      13.09%       5.71%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period (000 omitted)               $100,383+    $101,692    $108,642    $ 105,553+   $ 84,621    $ 21,105+++
  Ratio of net expenses to average daily
    net assets(1)(4)                                       1.62%+       1.57%       1.51%        1.43%+      1.37%        1.01%+
  Ratio of net expenses to average daily
    net assets, after custodian fee reduction(2)(4)        1.60%+       1.52%        --            --         --            --
  Ratio of net investment income to average daily
    net assets                                             4.45%+       4.44%       4.74%        4.35%+      4.30%        4.49%+

PORTFOLIO TURNOVER(3)                                        --           --         --            --          15%          13%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment
 Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                                           1.49%         1.50%+
    Net investment income                                                                                    4.18%         4.00%+
Net investment income per share                                                                           $  0.462       $ 0.185

                                                                                                     (See footnotes on page 16.)


THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------

                                                           ARKANSAS FUND -- CLASS B
                             ---------------------------------------------------------------------------------
                                                                           YEAR ENDED
                                SIX MONTHS        ------------------------------------------------------------
                                   ENDED                           AUGUST 31,                    SEPTEMBER 30,
                             FEBRUARY 28, 1997    --------------------------------------------  --------------
                                (UNAUDITED)           1996           1995           1994**         1993++
                             -----------------    ------------   ------------   ------------    -------------
NET ASSET VALUE, beginning
  of period                      $ 10.190             $ 10.250       $ 10.140       $ 10.910         $ 10.000
                                 --------             --------       --------       --------         --------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income          $  0.222             $  0.450       $  0.460       $  0.431         $  0.471
  Net realized and
    unrealized gain (loss)
    on investments                  0.191               (0.038)         0.132         (0.703)           1.025
                                 --------             --------       --------       --------         --------
    Total income (loss)
      from operations            $  0.413             $  0.412       $  0.592       $ (0.272)        $  1.496
                                 --------             --------       --------       --------         --------
LESS DISTRIBUTIONS:
  From net investment
    income                       $ (0.222)            $ (0.471)      $ (0.460)      $ (0.431)        $ (0.471)
  In excess of net
    investment income(5)           (0.001)              (0.001)        (0.022)        (0.067)          (0.115)
                                 --------             --------       --------       --------         --------
    Total distributions          $ (0.223)            $ (0.472)      $ (0.482)      $ (0.498)        $ (0.586)
                                 --------             --------       --------       --------         --------
NET ASSET VALUE, end of
  period                         $ 10.380             $ 10.190       $ 10.250       $ 10.140         $ 10.910)
                                 ========             ========       ========       ========         ========
TOTAL RETURN(1)                     4.15%                4.05%          6.15%        (2.53)%           15.00%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)                $ 67,577             $ 72,868       $ 80,823       $ 82,436         $ 59,205
  Ratio of net expenses to
    average daily net
    assets(1)(4)                    1.63%+               1.56%          1.50%          1.17%+           0.88%+
  Ratio of net expenses to
    average daily net
    assets, after custodian
    fee reduction(2)                1.63%+               1.54%           --             --               --
  Ratio of net investment
    income to average daily
    net assets                      4.34%+               4.34%          4.67%          4.47%+           4.27%+
PORTFOLIO TURNOVER(3)                --                   --             --               5%              13%


* The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                     1.40%            1.42%+
    Net investment income                                                              4.24%            3.73%+
Net investment income per share                                                     $  0.409          $ 0.411


                                          (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                                                         GEORGIA FUND -- CLASS B
                    --------------------------------------------------------------------------------------------
                                                                        YEAR ENDED
                       SIX MONTHS        -----------------------------------------------------------------------
                          ENDED                           AUGUST 31,                         SEPTEMBER 30,
                    FEBRUARY 28, 1997    -------------------------------------------  --------------------------
                       (UNAUDITED)           1996           1995           1994**          1993         1992++
                    -----------------    ------------   ------------   ------------    ------------   -----------
NET ASSET VALUE,
  beginning of
  period                $  9.810             $  9.790       $  9.800       $ 10.750        $ 10.120       $10.000
                        --------             --------       --------       --------        --------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income              $  0.225             $  0.451       $  0.450       $  0.413        $  0.459       $ 0.380
  Net realized and
    unrealized
    gain (loss) on
    investments            0.220                0.024          0.007++       (0.841)          0.776         0.215
                        --------             --------       --------       --------        --------       -------
    Total income
      (loss) from
      operations        $  0.445             $  0.475       $  0.457       $ (0.428)       $  1.235       $ 0.595
                        --------             --------       --------       --------        --------       -------
LESS DISTRIBUTIONS:
  From net
    investment income   $ (0.225)            $ (0.455)      $  (0.450)     $ (0.413)       $ (0.459)     $ (0.380)
  In excess of net
    investment income(5)     --                   --          (0.017)        (0.065)         (0.129)       (0.095)
  From net
    realized gain on
    investments              --                   --             --             --           (0.017)          --
  In excess of net
    realized gain on
    investments(5)           --                   --             --          (0.044)            --            --
                        --------             --------       --------       --------        --------       -------
    Total
      distributions     $ (0.225)            $ (0.455)      $ (0.467)      $ (0.522)       $ (0.605)      $(0.475)
                        --------             --------       --------       --------        --------       -------
NET ASSET VALUE,
  end of period         $ 10.030             $  9.810       $  9.790       $  9.800        $ 10.750       $10.120
                        ========             ========       ========       ========        ========       =======
TOTAL RETURN(1)            4.75%                4.91%          4.90%        (4.08)%          12.60%         5.85%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
    of period (000
    omitted)            $ 99,383             $106,992       $120,143       $134,481        $120,043       $42,156
  Ratio of net
    expenses to
    average daily
    net assets(1)(4)       1.59%+               1.58%          1.49%          1.41%+          1.52%         1.13%+
  Ratio of net
    expenses to
    average daily
    net assets,
    after
    custodian fee
    reduction(2)           1.58%+               1.52%            --             --              --            --
  Ratio of net
    investment
    income to
    average daily
    net assets             4.55%+               4.55%          4.72%          4.39%+          4.27%         4.72%+

PORTFOLIO TURNOVER(3)        --                   --             --             --              20%           33%
                        --------             --------       --------       --------        --------       -------

* The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                                          1.61%+
    Net investment
income                                                                                                      4.24%+
Net investment
income per share                                                                                          $ 0.341


                                                                                      (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------
                                                       KENTUCKY FUND -- CLASS B
                 ------------------------------------------------------------------------------------------------
                                                          YEAR ENDED
                      SIX MONTHS        -------------------------------------------------------------------------
                         ENDED                           AUGUST 31,                          SEPTEMBER 30,
                   FEBRUARY 28, 1997    --------------------------------------------  ---------------------------
                      (UNAUDITED)           1996           1995           1994**          1993          1992++
                   -----------------    ------------   ------------   ------------    ------------   ------------
NET ASSET VALUE,
  beginning of
  period               $  9.970             $  9.990       $  9.850       $ 10.780        $ 10.090       $ 10.000
                       --------             --------       --------       --------        --------       --------
INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income             $  0.228             $  0.450       $  0.458       $  0.415        $  0.462       $  0.363
  Net realized
    and unrealized
    gain (loss) on
    investments           0.255               (0.009)++       0.163         (0.811)          0.820          0.192
                       --------             --------       --------       --------        --------       --------
    Total income
      (loss) from
      operations       $  0.483             $  0.441       $  0.621       $ (0.396)       $  1.282       $  0.555
                       --------             --------       --------       --------        --------       --------
LESS DISTRIBUTIONS:
  From net
    investment income
                       $ (0.223)            $ (0.450)      $ (0.458)      $ (0.415)       $ (0.462)      $ (0.363)
  In excess of
    net investment
    income(5)               --                (0.011)        (0.023)        (0.075)         (0.125)        (0.102)
  From net
    realized gain on
    investments             --                   --             --             --           (0.005)           --
  In excess of
    net investment
    income(5)               --                   --             --          (0.044)            --             --
                       --------             --------       --------       --------        --------       --------
    Total
      distributions    $ (0.223)            $ (0.461)      $ (0.481)      $ (0.534)       $ (0.592)      $ (0.465)
                       --------             --------       --------       --------        --------       --------
NET ASSET VALUE,
  end of period        $ 10.230             $  9.970       $  9.990       $  9.850        $ 10.780       $ 10.090
                       ========             ========       ========       ========        ========       ========

TOTAL RETURN(1)           4.96%                4.45%          6.61%        (3.78)%          13.05%          5.45%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
    of period (000
    omitted)           $126,250             $131,357       $143,106       $141,994        $120,093       $ 46,835
  Ratio of net
    expenses to
    average daily
    net assets(1)(4)      1.58%+               1.57%          1.52%          1.44%+          1.50%          1.44%+
  Ratio of net
    expenses to
    average daily
    net assets,
    after
    custodian fee
    reduction(2)          1.56%+               1.54%            --             --              --             --
  Ratio of net
    investment
    income to
    average daily
    net assets            4.55%+               4.45%          4.74%          4.39%+          4.29%          4.56%+

PORTFOLIO TURNOVER(3)       --                   --             --             --              21%            64%

* The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                                          1.52%+
    Net investment income                                                                                   4.48%+
Net investment
  income per share                                                                                       $  0.357

                                                                                      (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                          LOUISIANA FUND -- CLASS B
                           ----------------------------------------------------------------------------------
                                                                             YEAR ENDED
                                SIX MONTHS        -----------------------------------------------------------
                                   ENDED                           AUGUST 31,                    SEPTEMBER 30,
                             FEBRUARY 28, 1997    --------------------------------------------  -------------
                                (UNAUDITED)           1996           1995           1994**         1993++
                             -----------------    ------------   ------------   ------------    -------------
NET ASSET VALUE, beginning
  of period                      $  9.960             $  9.980       $ 10.010       $ 11.130         $ 10.000
                                 --------             --------       --------       --------         --------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income
    (loss)                       $  0.243             $  0.486       $  0.487       $  0.447         $  0.478
  Net realized and
    unrealized gain (loss)
    on investments                  0.236               (0.016)        (0.006)++      (0.937)           1.234
                                 --------             --------       --------       --------         --------
    Total income (loss)
      from operations            $  0.479             $  0.470       $  0.481       $ (0.490)        $  1.712
                                 --------             --------       --------       --------         --------

LESS DISTRIBUTIONS:
  From net investment
    income                       $ (0.239)            $ (0.490)      $ (0.487)      $ (0.447)        $ (0.478)
  In excess of net
    investment income(5)            --                   --            (0.024)        (0.074)          (0.104)
  In excess of net realized
    gain on investments(5)          --                   --             --            (0.109)           --
                                 --------             --------       --------       --------         --------
    Total distributions          $ (0.239)            $ (0.490)      $ (0.511)      $ (0.630)        $ (0.582)
                                 --------             --------       --------       --------         --------

NET ASSET VALUE, end of
  period                         $ 10.200             $  9.960       $  9.980       $ 10.010         $ 11.130
                                 ========             ========       ========       ========         ========

TOTAL RETURN(1)                     4.92%                4.77%          5.08%        (4.56)%           17.26%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)                $ 32,769             $ 32,994       $ 31,836       $ 29,020         $ 17,935
  Ratio of net expenses to
    average daily net
    assets(1)(4)                    1.51%+               1.41%          1.31%          1.08%+          1.07%+
  Ratio of net expenses to
    average daily net
    assets, after custodian
    fee reduction(2)                1.49%+               1.34%          --              --              --
  Ratio of net investment
    income to average daily
    net assets                      4.82%+               4.82%          4.97%           4.62%+          4.27%+


PORTFOLIO TURNOVER(3)               --                   --             --                14%              86%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                  1.60%+               1.53%          1.42%           1.44%+          1.76%+
    Expenses after
      custodian fee reduction(1)    1.58%+               1.45%          --              --              --
    Net investment income           4.73%+               4.70%          4.86%           4.26%+          3.58%+
Net investment income per
  share                          $  0.239             $  0.474       $  0.470       $  0.412         $  0.401


                                                                                  (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                          MARYLAND FUND -- CLASS B
                   -----------------------------------------------------------------------------------------------
                                                                            YEAR ENDED
                        SIX MONTHS        ------------------------------------------------------------------------
                           ENDED                           AUGUST 31,                         SEPTEMBER 30,
                     FEBRUARY 28, 1997    --------------------------------------------  --------------------------
                        (UNAUDITED)           1996           1995           1994**          1993         1992++
                     -----------------    ------------   ------------   ------------    ------------   -----------
NET ASSET VALUE,
  beginning of period    $ 10.300             $ 10.230       $ 10.070       $ 11.070        $ 10.290       $10.000
                         --------             --------       --------       --------        --------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income               $  0.228             $  0.464       $  0.476       $  0.428        $  0.466       $ 0.303
  Net realized and
    unrealized gain
    (loss) on
    investments             0.231                0.086          0.169         (0.922)          0.890         0.375+++
                         --------             --------       --------       --------        --------       -------
    Total income
      (loss) from
      operations         $  0.459             $  0.550       $  0.645       $ (0.494)       $  1.356       $ 0.678
                         --------             --------       --------       --------        --------       -------

LESS DISTRIBUTIONS:
  From net
    investment income    $ (0.229)            $ (0.480)      $ (0.476)      $ (0.428)       $ (0.466)      $(0.303)
  In excess of net
  investment
  income(5)                  --                   --           (0.009)        (0.070)         (0.110)       (0.085)
  In excess of net
    realized gain on
    investments(5)           --                   --             --           (0.008)           --            --
                         --------             --------       --------       --------        --------       -------
    Total
      distributions      $ (0.229)            $ (0.480)      $ (0.485)      $ (0.506)       $ (0.576)      $(0.388)
                         --------             --------       --------       --------        --------       -------

NET ASSET VALUE,
  end of period          $ 10.530             $ 10.300       $ 10.230       $ 10.070        $ 11.070       $10.290
                         --------             --------       --------       --------        --------       -------

TOTAL RETURN(1)             4.56%                5.44%          6.71%        (4.56)%          13.61%         6.65%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
  of period (000
  omitted)               $108,261             $109,243       $113,826       $116,721        $ 95,226       $29,180
  Ratio of net
    expenses to
    average daily
    net assets(1)(4)        1.58%+               1.57%          1.50%          1.43%+          1.43%          1.30%+
  Ratio of net
    expenses to
    average daily
    net assets,
    after custodian
    fee reduction(2)        1.55%+               1.55%           --              --              --             --
  Ratio of net
    investment
    income to
    average daily
    net assets              4.39%+               4.46%          4.82%          4.44%+          4.28%          4.25%+


PORTFOLIO TURNOVER(3)        --                   --             --              --              12%             3%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                             1.48%          1.62%+
    Net investment
      income                                                                                   4.23%          3.93%+
Net investment
  income per share                                                                          $  0.461        $ 0.280


                                                                                        (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                          MISSOURI FUND -- CLASS B
                   -------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                        SIX MONTHS           ----------------------------------------------------------------------
                           ENDED                                   AUGUST 31,                         SEPTEMBER 30,
                     FEBRUARY 28, 1997       -------------------------------------------------------  -------------
                        (UNAUDITED)            1996            1995         1994**           1993          1992++
                     -----------------       --------       --------       --------        --------       -------
NET ASSET VALUE,
  beginning of period    $ 10.510             $ 10.510       $ 10.240       $ 11.250        $ 10.400       $10.000
                         --------             --------       --------       --------        --------       -------

INCOME (LOSS) FROM
  OPERATIONS:
  Net investment
    income               $  0.239             $  0.476       $  0.477       $  0.423        $  0.470       $ 0.200
  Net realized and
    unrealized gain
    (loss) on
    investments             0.295                0.003          0.289         (0.904)          1.005         0.455+++
                         --------             --------       --------       --------        --------       -------
    Total income
      (loss) from
      operations         $  0.534             $  0.479       $  0.766       $ (0.481)       $  1.475       $ 0.655
                         --------             --------       --------       --------        --------       -------

LESS DISTRIBUTIONS:
  From net
    investment income
                         $ (0.234)            $ (0.476)      $ (0.477)      $ (0.423)       $ (0.470)      $(0.200)
  In excess of net
    investment income(5)    --                  (0.003)        (0.019)        (0.084)         (0.128)       (0.055)
  In excess of net
    realized gain on
    investments(5)          --                   --             --            (0.022)         (0.027)        --
                         --------             --------       --------       --------        --------       -------
    Total
      distributions      $ (0.234)            $ (0.479)      $ (0.496)      $ (0.529)       $ (0.625)      $(0.255)
                         --------             --------       --------       --------        --------       -------

NET ASSET VALUE,
  end of period          $ 10.810             $ 10.510       $ 10.510       $ 10.240        $ 11.250       $10.400
                         ========             ========       ========       ========        ========       =======

TOTAL RETURN(1)             5.18%                4.60%          7.82%        (4.33)%          14.66%         6.33%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
    of period (000
    omitted)             $ 79,212             $ 82,385       $ 89,811       $ 91,227        $ 76,653       $25,225
  Ratio of net
    expenses to
    average daily
    net assets(1)(4)        1.60%+               1.56%          1.53%          1.49%+          1.52%         1.32%+
  Ratio of net
    expenses to
    average daily
    net assets,
    after custodian
    fee reduction(2)        1.59%+               1.54%          --             --              --             --
  Ratio of net
    investment
    income to
    average daily
    net assets              4.48%+               4.47%          4.72%          4.30%+          4.23%         4.31%+


PORTFOLIO TURNOVER(3)       --                   --             --             --                14%           21%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                             1.55%         1.49%+
    Net investment
      income                                                                                   4.20%         4.14%+
Net investment
  income per share                                                                          $  0.467       $ 0.192


                                                                                        (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                      NORTH CAROLINA FUND -- CLASS B
                --------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED
                     SIX MONTHS        ---------------------------------------------------------------------------
                        ENDED                            AUGUST 31,                           SEPTEMBER 30,
                  FEBRUARY 28, 1997    ---------------------------------------------    --------------------------
                     (UNAUDITED)           1996            1995             1994**          1993         1992++
                  -----------------    ------------   ------------      ------------    ------------   -----------
NET ASSET VALUE,
  beginning of
    period            $  9.970             $  9.960       $  9.970          $ 10.940        $ 10.300       $10.000
                      --------             --------       --------          --------        --------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income            $  0.227             $  0.452       $  0.466          $  0.423        $  0.468       $ 0.456
  Net realized
    and
    unrealized
    gain (loss)
    on
    investments          0.191                0.026          0.011+++         (0.895)          0.794         0.423+++
                      --------             --------       --------          --------        --------       -------
    Total income
      (loss) from
      operations      $  0.418             $  0.478       $  0.477          $ (0.472)       $  1.262       $ 0.879
                      --------             --------       --------          --------        --------       -------

LESS DISTRIBUTIONS:
  From net
    investment
    income            $ (0.228)            $ (0.455)      $ (0.466)         $ (0.423)       $ (0.468)      $(0.456)
  In excess of
    net investment
    income(5)            --                  (0.013)        (0.021)           (0.075)         (0.120)       (0.123)
  In excess of
    net realized
    gain on
    investments(5)       --                   --             --                --             (0.034)        --
                      --------             --------       --------          --------        --------       -------
    Total
      distributions   $ (0.228)            $ (0.468)      $ (0.487)         $ (0.498)       $ (0.622)      $(0.579)
                      --------             --------       --------          --------        --------       -------

NET ASSET VALUE,
  end of period       $ 10.160             $  9.970       $  9.960          $  9.970        $ 10.940       $10.300
                      ========             ========       ========          ========        ========       =======

TOTAL RETURN(1)          4.29%                4.83%          5.03%           (4.40)%          12.69%         8.75%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets,
    end of period
    (000 omitted)     $163,219             $169,889       $188,450          $192,667        $173,828       $71,733
  Ratio of net
    expenses to
    average
    daily net
    assets(1)(4)         1.60%+               1.59%          1.51%             1.42%+          1.52%         1.35%+
  Ratio of net
    expenses to
    average
    daily net
    assets,
    after
    custodian
    fee
    reduction(2)         1.57%+               1.54%          --                --              --             --
  Ratio of net
    investment
    income to
    average
    daily net
    assets               4.54%+               4.47%          4.78%             4.43%+          4.34%         4.54%+


PORTFOLIO
  TURNOVER(3)            --                   --             --                --                16%           52%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                                           1.57%+
    Net
      investment
      income                                                                                                 4.32%+
Net investment
  income per share                                                                                         $ 0.434

                                                                                       (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                           OREGON FUND -- CLASS B
                     ---------------------------------------------------------------------------------------------
                                                                            YEAR ENDED
                        SIX MONTHS            --------------------------------------------------------------------
                           ENDED                           AUGUST 31,                         SEPTEMBER 30,
                     FEBRUARY 28, 1997        ----------------------------------------  --------------------------
                        (UNAUDITED)             1996           1995          1994**           1993         1992++
                     -----------------        --------       --------       --------        --------       -------
NET ASSET VALUE,
  beginning of
  period                 $ 10.240             $ 10.310       $ 10.090       $ 11.130        $ 10.270       $10.000
                         --------             --------       --------       --------        --------       -------

INCOME (LOSS) FROM
  OPERATIONS:
  Net investment
    income               $  0.228             $  0.450       $  0.455       $  0.415        $  0.459       $ 0.351
  Net realized and
    unrealized gain
    (loss) on
    investments             0.136               (0.061)         0.241         (0.869)          0.983         0.368
                         --------             --------       --------       --------        --------       -------
    Total income
      (loss) from
      operations         $  0.364             $  0.389       $  0.696       $ (0.454)       $  1.442       $ 0.719
                         --------             --------       --------       --------        --------       -------

LESS DISTRIBUTIONS:
  From net
    investment income
                         $ (0.224)            $ (0.457)      $ (0.455)      $ (0.415)       $ (0.459)      $(0.351)
  In excess of net
    investment
    income(5)               --                  (0.002)        (0.021)        (0.078)         (0.117)       (0.098)
  From net realized
    gain on investments     --                   --             --            (0.093)         (0.006)        --
                         --------             --------       --------       --------        --------       -------
    Total
      distributions
                         $ (0.224)            $ (0.459)      $ (0.476)      $ (0.586)       $ (0.582)      $(0.449)
                         --------             --------       --------       --------        --------       -------

NET ASSET VALUE,
  end of period          $ 10.380             $ 10.240       $ 10.310       $ 10.090        $ 11.130       $10.270
                         ========             ========       ========       ========        ========       =======

TOTAL RETURN(1)             3.65%                3.80%          7.22%        (4.21)%          14.47%         7.10%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
    of period (000
    omitted)             $121,180             $128,580       $145,056       $151,127        $128,229       $41,703
  Ratio of net
    expenses to
    average daily
    net assets(1)(4)        1.69%+               1.56%          1.53%          1.43%+          1.55%         1.47%+
  Ratio of net
    expenses to
    average daily
    net assets,
    after custodian
    fee reduction(2)        1.67%+               1.53%          --             --              --             --
  Ratio of net
    investment
    income to
    average daily
    net assets              4.44%+               4.33%          4.59%          4.28%+          4.22%         4.27%+


PORTFOLIO TURNOVER(3)       --                   --             --             --                23%           44%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                                           1.63%+
    Net investment
income                                                                                                       4.11%+
Net investment
income per share                                                                                           $ 0.338


                                                                                       (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                        SOUTH CAROLINA FUND -- CLASS B
                             -----------------------------------------------------------------------------------
                                                                             YEAR ENDED
                                SIX MONTHS            ----------------------------------------------------------
                                   ENDED                             AUGUST 31,                    SEPTEMBER 30,
                             FEBRUARY 28, 1997        --------------------------------------       -------------
                                (UNAUDITED)             1996           1995          1994**           1993++
                             -----------------        --------       --------       --------         --------
NET ASSET VALUE, beginning
  of period                      $ 10.020             $ 10.000       $  9.940       $ 10.890         $ 10.000
                                 --------             --------       --------       --------         --------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income          $  0.232             $  0.467       $  0.460       $  0.408         $  0.461
  Net realized and
    unrealized gain (loss)
    on investments                  0.250                0.021          0.071         (0.870)           0.986
                                 --------             --------       --------       --------         --------
    Total income (loss)
      from operations            $  0.482             $  0.488       $  0.531       $ (0.462)        $  1.447
                                 --------             --------       --------       --------         --------
LESS DISTRIBUTIONS:
  From net investment
    income                       $ (0.232)            $ (0.468)      $ (0.460)      $ (0.408)        $ (0.461)
  In excess of net
    investment income(5)            --                   --            (0.011)        (0.080)          (0.096)
                                 --------             --------       --------       --------         --------
    Total distributions          $ (0.232)            $ (0.468)      $ (0.471)      $ (0.488)        $ (0.557)
                                 --------             --------       --------       --------         --------
NET ASSET VALUE, end of
  period                         $ 10.270             $ 10.020       $ 10.000       $  9.940         $ 10.890
                                 ========             ========       ========       ========         ========
TOTAL RETURN(1)                     4.91%                4.92%          5.64%        (4.33)%           14.50%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)                $ 55,978             $ 57,217       $ 59,955       $ 59,878         $ 43,169
  Ratio of net expenses to
    average daily net
    assets(1)(4)                    1.60%+               1.60%          1.49%          1.36%+           1.07%+
  Ratio of net expenses to
    average daily net
    assets, after custodian
    fee reduction(1)                1.58%+               1.58%          --             --               --
  Ratio of net investment
    income to average daily
    net assets                      4.56%+               4.60%          4.77%          4.27%+           4.22%+

PORTFOLIO TURNOVER(3)               --                   --             --                3%              13%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                                      1.44%+
    Net investment income                                                                               3.85%+
Net investment income per
  share                                                                                               $ 0.421

                                                                                  (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                         TENNESSEE FUND -- CLASS B
                   -----------------------------------------------------------------------------------------------
                                                                            YEAR ENDED
                        SIX MONTHS            --------------------------------------------------------------------
                           ENDED                            AUGUST 31,                          SEPTEMBER 30,
                     FEBRUARY 28, 1997        --------------------------------------        ----------------------
                        (UNAUDITED)             1996           1995          1994**           1993         1992++
                     -----------------        --------       --------       --------        --------       -------
NET ASSET VALUE,
  beginning of period    $ 10.150             $ 10.110       $ 10.020       $ 11.070        $ 10.010       $10.000
                         --------             --------       --------       --------        --------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income               $  0.226             $  0.457       $  0.468       $  0.426        $  0.466       $ 0.040
  Net realized and
    unrealized gain
    (loss) on
    investments             0.244                0.059          0.115         (0.848)          1.158         0.027+++
                         --------             --------       --------       --------        --------       -------
    Total income
      (loss) from
      operations         $  0.470             $  0.516       $  0.583       $ (0.422)       $  1.624       $ 0.067
                         --------             --------       --------       --------        --------       -------

LESS DISTRIBUTIONS:
  From net
    investment income    $(0.226)             $(0.475)       $(0.468)     $  (0.426)      $  (0.466)    $  (0.040)
  In excess of net
    investment
    income(5)             (0.004)              (0.001)        (0.025)        (0.071)         (0.098)       (0.017)
  From net realized
    gain on investments     --                   --             --            (0.094)          --             --
  In excess of net
    realized gain on
    investments(5)          --                   --             --            (0.037)          --             --
                         --------             --------       --------       --------        --------       -------
    Total
      distributions      $ (0.230)            $ (0.476)      $ (0.493)      $ (0.628)       $ (0.564)      $(0.057)
                         --------             --------       --------       --------        --------       -------

NET ASSET VALUE,
  end of period          $ 10.390             $ 10.150       $ 10.110       $ 10.020        $ 11.070       $10.010
                         ========             ========       ========       ========        ========       =======

TOTAL RETURN(1)             4.74%                5.16%          6.12%        (3.93)%          16.97%         0.01%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
    of period (000
    omitted)             $ 53,432             $ 54,533       $ 57,484       $ 55,379        $ 39,648       $ 3,475
  Ratio of net
    expenses to
    average daily
    net assets(1)(4)        1.58%+               1.53%          1.47%          1.37%+          1.30%         1.00%+
  Ratio of net
    expenses to
    average daily
    net assets,
    after custodian
    fee reduction(1)        1.56%+               1.51%          --             --              --             --
  Ratio of net
    investment
    income to
    average daily
    net assets              4.43%+               4.45%          4.77%          4.44%+          4.24%         2.91%+


PORTFOLIO TURNOVER(3)       --                   --             --             --                28%            0%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                             1.61%         2.10%+
    Net investment
      income                                                                                   3.93%         1.81%+
Net investment
  income per share                                                                          $  0.432       $ 0.025


                                                                                       (See footnotes on page 16.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 VIRGINIA FUND -- CLASS B
                      -------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED
                         SIX MONTHS           ----------------------------------------------------------------------------------
                            ENDED                           AUGUST 31,                                    SEPTEMBER 30,
                      FEBRUARY 28, 1997       --------------------------------------        ------------------------------------
                         (UNAUDITED)            1996           1995          1994**           1993          1992++        1991
                      -----------------       --------       --------       --------        --------       -------       -------
NET ASSET VALUE,
  beginning of period      $ 10.260           $ 10.260       $ 10.120       $ 11.060        $ 10.460       $10.200       $10.000
                           --------           --------       --------       --------        --------       -------       -------

INCOME (LOSS) FROM
  OPERATIONS:
  Net investment
    income                 $  0.235           $  0.471       $  0.479       $  0.438        $  0.483       $ 0.526       $ 0.087
  Net realized and
    unrealized gain
    (loss) on
    investments               0.206              0.006          0.161         (0.864)          0.762         0.385         0.220+++
                           --------           --------       --------       --------        --------       -------       -------
    Total
      income (loss)
      from operations      $  0.441           $  0.477       $  0.640       $ (0.426)       $  1.245       $ 0.911       $ 0.307
                           --------           --------       --------       --------        --------       -------       -------

LESS DISTRIBUTIONS:
  From net investment
    income                 $ (0.231)          $ (0.471)      $ (0.479)      $ (0.438)       $ (0.483)      $(0.526)      $(0.087)
  In excess of net
    investment
    income(5)                 --                (0.006)        (0.021)        (0.076)         (0.130)       (0.120)       (0.020)
  From net realized
    gain on investments       --                 --             --             --             (0.022)       (0.005)         --
  In excess of net
    realized gain on
    investments(5)            --                 --             --             --             (0.010)         --            --
                           --------           --------       --------       --------        --------       -------       -------
    Total distributions    $ (0.231)          $ (0.477)      $ (0.500)      $ (0.514)       $ (0.645)      $(0.651)      $(0.107)
                           --------           --------       --------       --------        --------       -------       -------

NET ASSET VALUE, end
  of period                $ 10.470           $ 10.260       $ 10.260       $ 10.120        $ 11.060       $10.460       $10,200
                           ========           ========       ========       ========        ========       =======       =======

TOTAL RETURN(1)               4.40%              4.67%          6.62%        (3.95)%          12.33%         9.16%         2.82%


RATIOS/SUPPLEMENTAL DATA*
  Net assets, end of
    period (000 omitted)   $169,665           $175,918       $189,535       $193,420        $175,426       $72,629       $11.081
  Ratio of net  expenses
    to average daily
    net assets(1)(4)          1.61%+             1.56%          1.50%          1.44%+          1.52%         1.36%         1.27%+
  Ratio of net expenses
    to average daily
    net assets, after
    custodian fee
    reduction(1)              1.59%+             1.53%          --             --              --             --            --
  Ratio of net
    investment income
    to average daily
    net assets                4.54%+             4.52%          4.81%          4.51%+          4.42%         4.86%         4.47%+


PORTFOLIO TURNOVER(3)         --                 --             --             --                27%           85%           10%

*The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Advisor fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income
 (loss) per share would have been as follows:


RATIOS/SUPPLEMENTAL DATA:
    Expenses(1)(4)                                                                                           1.59%         1.68%+
    Net investment
      income                                                                                                 4.63%         4.06%+
Net investment
  income per share                                                                                         $ 0.501       $ 0.079


 ** For the eleven months ended August 31, 1994.
  + Annualized.
 ++ For the period from the start of business July 26, 1991 to September 30, 1991 for the Virginia Fund, for the period from the start of business December 23, 1991, December 23, 1991, February 3, 1992, May 1, 1992, October 23, 1991, December 24, 1991 and
    August 25, 1992 to September 30, 1992 for the Georgia, Kentucky, Maryland, Missouri, North Carolina, Oregon, and Tennessee
    Funds, respectively, and for the period from the start of business May 1, 1992 to September 30, 1993 for the Alabama Fund and
    for the period from the start of business, October 2, 1992 to September 30, 1993 for the Arkansas, Louisiana and South Carolina
    Funds, respectively.
+++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of per share realized gains and losses at such time.
(1) Includes the Fund's share of its corresponding Portfolio's allocated expenses subsequent to February 1, 1993.
(2) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to a Portfolio is shown in the Portfolio's financial statements which are included in the Fund's annual report.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date.
    Total return is computed on a non-annualized basis.
(4  ) The expense ratios for the six months ended February 28, 1997 and the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the periods on or before August 31, 1995 have not been adjusted to reflect this change.
(5) The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
    Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires the differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUNDS' INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio"). Each Portfolio invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.

EATON VANCE ALABAMA MUNICIPALS FUND (the "Alabama Fund") seeks to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Alabama Fund seeks to meet its objective by investing its assets in the Alabama Municipals Portfolio (the "Alabama Portfolio").

EATON VANCE ARKANSAS MUNICIPALS FUND (the "Arkansas Fund") seeks to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Arkansas Fund seeks to meet its objective by investing its assets in the Arkansas Municipals Portfolio (the "Arkansas Portfolio").

EATON VANCE GEORGIA MUNICIPALS FUND (the "Georgia Fund") seeks to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Georgia Fund seeks to meet its objective by investing its assets in the Georgia Municipals Portfolio (the "Georgia Portfolio").

EATON VANCE KENTUCKY MUNICIPALS FUND (the "Kentucky Fund") seeks to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Kentucky Fund seeks to meet its objective by investing its assets in the Kentucky Municipals Portfolio (the "Kentucky Portfolio").

EATON VANCE LOUISIANA MUNICIPALS FUND (the "Louisiana Fund") seeks to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Louisiana Fund seeks to meet its objective by investing its assets in the Louisiana Municipals Portfolio (the "Louisiana Portfolio").

EATON VANCE MARYLAND MUNICIPALS FUND (the "Maryland Fund") seeks to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Maryland Fund seeks to meet its objective by investing its assets in the Maryland Municipals Porfolio (the "Maryland Portfolio").

EATON VANCE MISSOURI MUNICIPALS FUND (the "Missouri Fund") seeks to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Missouri Fund seeks to meet its objective by investing its assets in the Missouri Municipals Portfolio (the "Missouri Portfolio").

EATON VANCE NORTH CAROLINA MUNICIPALS FUND (the "North Carolina Fund") seeks to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The North Carolina Fund seeks to meet its objective by investing its assets in the North Carolina Municipals Portfolio (the "North Carolina Portfolio").

EATON VANCE OREGON MUNICIPALS FUND (the "Oregon Fund") seeks to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Oregon Fund seeks to meet its objective by investing its assets in the Oregon Municipals Portfolio (the "Oregon Portfolio").

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND (the "South Carolina Fund") seeks to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The South Carolina Fund seeks to meet its objective by investing its assets in the South Carolina Municipals Portfolio (the "South Carolina Portfolio").

EATON VANCE TENNESSEE MUNICIPALS FUND (the "Tennessee Fund") seeks to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Tennessee Fund seeks to meet its objective by investing its assets in the Tennessee Municipals Portfolio (the "Tennessee Portfolio").

EATON VANCE VIRGINIA MUNICIPALS FUND (the "Virginia Fund") seeks to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Virginia Fund seeks to meet its objective by investing its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio").

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.


At least 75% of the net assets of each Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations". For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.


Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at August 31, 1996, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Alabama Portfolio (17.2%); Arkansas Portfolio (20.9%); Georgia Portfolio (16.9%); Kentucky Portfolio (24.3%); Louisiana Portfolio (36.8%); Maryland Portfolio (17.7%); Missouri Portfolio (18.8%); North Carolina Portfolio (16.3%); Oregon Portfolio (21.5%); South Carolina Portfolio (26.0%); Tennessee Portfolio (18.6%); and Virginia Portfolio (16.9%). Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payment; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.


ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are rated investment grade or below (Baa or BBB or lower), or are unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment.


The net asset value of shares will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero- coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------


EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees of the Trust have divided the shares of each Fund into multiple classes, including Class A and Class B shares. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. See "Distribution and Service Plans" and "How to Buy Shares". The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, the Funds commenced offering Class A and Class B shares on September 1, 1997.

When issued and outstanding, shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only Shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolios, may afford the potential for economies of scale for each Fund (at least when the assets of its corresponding Portfolio exceed $500 million) and may over time result in lower expenses for a Fund.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund or class due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various classes and funds that invest in its corresponding Portfolio. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.


Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund or class might become liable for a misstatement or omission in this Prospectus regarding another Fund or class because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                   ANNUAL                  DAILY
CATEGORY           DAILY NET ASSETS                                ASSET RATE              INCOME RATE
-------------------------------------------------------------------------------------------------------------
1                  up to $20 million                               0.100%                  1.00%
2                  $20 million but less than $40 million           0.200%                  2.00%
3                  $40 million but less than $500 million          0.300%                  3.00%
4                  $500 million but less than $1 billion           0.275%                  2.75%
5                  $1 billion but less than $1.5 billion           0.250%                  2.50%
6                  $1.5 billion but less than $2 billion           0.225%                  2.25%
7                  $2 billion but less than $3 billion             0.200%                  2.00%
8                  $3 billion and over                             0.175%                  1.75%

For the fiscal year ended August 31, 1996, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below.

                                                                  NET ASSETS AS OF
PORTFOLIO                                                         AUGUST 31, 1996         ADVISORY FEE
----------------------------------------------------------------------------------------------------------
Alabama ........................................................  $108,543,550            0.40%
Arkansas .......................................................    74,103,217            0.36%
Georgia ........................................................   108,974,295            0.40%
Kentucky .......................................................   133,017,453            0.41%
Louisiana ......................................................    35,048,671            0.12%(1)
Maryland .......................................................   110,588,345            0.40%
Missouri .......................................................    85,162,363            0.37%
North Carolina .................................................   187,044,385            0.43%
Oregon .........................................................   129,758,655            0.41%
South Carolina .................................................    58,318,147            0.33%
Tennessee ......................................................    56,065,353            0.31%
Virginia .......................................................   177,644,321            0.43%

(1) Absent a fee reduction, the Louisiana Portfolio would have paid BMR advisory fees equivalent to 0.23% of average daily net assets.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $20 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

William H. Ahern has acted as portfolio manager of the Alabama Portfolio since June 1, 1997. Mr. Ahern manages other Eaton Vance portfolios and has been a Vice President of Eaton Vance and BMR since 1996. He served as an analyst/ trader at Eaton Vance prior thereto.

Nicole Anderes has acted as the portfolio manager of the Kentucky Portfolio since November 1, 1996. She joined BMR and Eaton Vance as a Vice President in 1994 and manages other Eaton Vance portfolios. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management.

Timothy T. Browse has acted as the portfolio manager of the Arkansas and Maryland Portfolios since they commenced operations and the Virginia Portfolio since November 1, 1996. He has been a Vice President of Eaton Vance and of BMR since 1993 and a manager of other Eaton Vance portfolios since 1992.

Cynthia J. Clemson has acted as the portfolio manager of the Missouri and Tennessee Portfolios since they commenced operations and the Georgia Portfolio since January 1, 1996. Ms. Clemson manages other Eaton Vance portfolios and has been a Vice President of Eaton Vance and BMR since 1993. She served as a high yield municipal bond analyst at Eaton Vance prior thereto.

Thomas M. Metzold has acted as the portfolio manager of the Oregon Portfolio since November 1, 1996. He manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.


Thomas J. Fetter has acted as the portfolio manager of the South Carolina Portfolio since January 1, 1996. Mr. Fetter manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.

Robert B. MacIntosh has acted as the portfolio manager of the Louisiana and North Carolina Portfolios since January 1, 1996. Mr. MacIntosh manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Trust, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Funds. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION AND SERVICE PLANS
--------------------------------------------------------------------------------


The Trust has adopted a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE CLASS A PLAN PROVIDES THAT CLASS A MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .20% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. However, the Class A Plan authorizes the Trustees of the Trust to increase payments without action by Class A shareholders of any Fund, provided that the aggregate amount of payments made in any fiscal year does not exceed .25% of average daily net assets.

The Trust has also adopted a Distribution Plan ("Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") for each Fund's Class B shares. The Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLAN, EACH CLASS B PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. During the fiscal year ended August 31, 1996, each Class B (which was then a seperate series fund) paid or accrued sales commissions equivalent to .75% of average daily net assets. As at August 31, 1996, the outstanding uncovered distribution charges of the Principal Underwriter on such day calculated under the Class B Plan amounted to approximately $3,631,000 (equivalent to 3.6% of net assets on such day) in the case of Alabama Class B, $2,777,000 (equivalent to 3.8% of net assets on such day) in the case of Arkansas Class B, $3,759,000 (equivalent to 3.5% of net assets on such day) in the case of Georgia Class B, $4,511,000 (equivalent to 3.4% of net assets on such day) in the case of Kentucky Class B, $1,362,000 (equivalent to 4.1% of net assets on such day) in the case of Louisiana Class B, $3,946,000 (equivalent to 3.6% of net assets on such day) in the case of Maryland Class B, $2,856,000 (equivalent to 3.5% of net assets on such day) in the case of Missouri Class B, $5,905,000 (equivalent to 3.5% of net assets on such day) in the case of North Carolina Class B, $4,465,000 (equivalent to 3.5% of net assets on such day) in the case of Oregon Class B, $2,245,000 (equivalent to 3.9% of net assets on such day) in the case of South Carolina Class B, $2,037,000 (equivalent to 3.7% of net assets on such day) in the case of Tennessee Class B and $5,877,000 (equivalent to 3.3% of net assets on such day) in the case of Virginia Class B.

THE CLASS B PLAN ALSO AUTHORIZES EACH CLASS B TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/ OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. The Trustees of the Trust have initially implemented this provision of the Class B Plan by authorizing each Class B to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .20% of the average daily net assets for any fiscal year which is based on the value of Class B shares sold by such persons and remaining outstanding for at least 12 months. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For the fiscal year ended August 31, 1996, each Class B paid or accrued service fees as follows (as an annualized percentage of average daily net assets): Alabama Class B (0.18%); Arkansas Class B (0.17%); Georgia Class B (0.17%); Kentucky Class B (0.18%); Louisiana Class B (0.17%); Maryland Class B (0.16%); Missouri Class B (0.17%); North Carolina Class B (0.18%); Oregon Class B (0.17%); South Carolina Class B (0.16%); Tennessee Class B (0.16%); and Virginia Class B (0.17%).

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plans for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


VALUING SHARES
--------------------------------------------------------------------------------


EACH FUND VALUES ITS SHARES ONCE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of each Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, each Class's net asset value will reflect the value of each Fund's interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share, and, for Class A shares, the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY SHARES
--------------------------------------------------------------------------------


SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.


An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13- month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.


The current sales charges and dealer commissions are:


                                                              SALES CHARGE           SALES CHARGE           DEALER COMMISSION
                                                              AS PERCENTAGE OF       AS PERCENTAGE OF       AS PERCENTAGE OF
AMOUNT OF PURCHASE                                            OFFERING PRICE         AMOUNT INVESTED        OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------------------
Less than $25,000                                             4.75%                  4.99%                  4.50%
$25,000 but less than $100,000                                4.50                   4.71                   4.25
$100,000 but less than $250,000                               3.75                   3.90                   3.50
$250,000 but less than $500,000                               3.00                   3.09                   2.75
$500,000 but less than $1,000,000                             2.00                   2.04                   2.00
$1,000,000 or more                                            0.00*                  0.00*                  0.50

*No sales charge is payable at the time of purchase on investments of $1 million or more or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days' prior to the purchase of Fund shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts".

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period in Class A shares, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of such shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustment will be made only on those shares purchased through the Firm then handling the investor's account.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


        IN THE CASE OF BOOK ENTRY:                                      IN THE CASE OF PHYSICAL DELIVERY:

        Deliver through Depository Trust Co.                            Investors Bank & Trust Company
        Broker #2212                                                    Attention: Eaton Vance [State name] Municipals Fund
        Investors Bank & Trust Company                                  (and Class)
        For A/C Eaton Vance [State name] Municipals Fund                Physical Securities Processing Settlement Area
        (and Class)                                                     200 Clarendon Street
                                                                        Boston, MA 02116

Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Trust's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.


Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A. If Class A shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more, or if shares were purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Shares"), and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

The CDSC imposed on Class A shares is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege", the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

CONTINGENT DEFERRED SALES CHARGE -- CLASS B. Class B shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a CDSC. This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any CDSC which is required to be imposed on Class B share redemptions will be made in accordance with the following schedule:

YEAR OF REDEMPTION
AFTER PURCHASE                                    CDSC
------------------------------------------------------
First or Second                                   5%
Third                                             4%
Fourth                                            3%
Fifth                                             2%
Sixth                                             1%
Seventh and following                             0%


In calculating the CDSC upon the redemption of Class B shares acquired in an exchange of shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Class B shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------


EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.


At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class, and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of each Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in States where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.


Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund or Class as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B shares, any such withdrawal may not exceed in the aggregate 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchases.

STATEMENT OF INTENTION: Purchases of $25,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges. See "How to Buy Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $25,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
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SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS
CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES AND CLASS-SPECIFIC EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Distributions on Class A shares, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Distributions on Class B shares will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by their Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.


Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of such shares of a Fund or of another fund pursuant to a Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


Each Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain that it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.


Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.


The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible to the extent it is deemed related to a Fund's distributions of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of State, local and other taxes to an investment.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Current yield is calculated separately for each Class by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share or net asset value on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A; net asset value for Class B) for specified periods, assuming reinvestment of all distributions. Total return may be quoted for the period prior to commencement of operations which would reflect the Class's total return (or that of its predecessor) adjusted to reflect any applicable sales charge. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. Each Fund may publish annual and cumulative total return figures from time to time.

Each Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed upon a redemption. Each Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings or other information prepared by recognized mutual fund statistical services.


Investors should note that investment results will fluctuate over time, and any presentation of yield or total return for any prior period should not be considered a representation of what an investment may earn or what the yield or total return may be in any future period. If expenses are allocated to Eaton Vance, performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION

Because each Portfolio will normally invest at least 65% of its assets in the obligations of issuers in its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.

The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


ALABAMA. Since the early 1980's, modernization of existing facilities and an increase in direct foreign investments in the State have made the State's manufacturing sector more competitive in domestic and international markets. Although it remains the largest employment sector, the State economy has become less dependent on manufacturing (pulp and paper, mining and chemicals). Strong growth in the service and wholesale/retail trade sectors combined with recent weakness in the manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable goods sector. Overall, non-agricultural employment has steadily grown during the past five years. The seasonally adjusted unemployment rate for May 1997, was 4.1%, compared to the national rate of 4.7%.


Alabama general obligations are currently rated AA, Aa and AA, by S&P, Moody's and Fitch, respectively.

ALABAMA TAXES. In the opinion of Bradley, Arant, Rose & White, special Alabama tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for Federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.


ARKANSAS. Arkansas has a relatively diverse economy. The economy consists primarily of manufacturing (25%) involving more sophisticated processes and products such as electrical machinery, transportation equipment, fabricated metals and electronics. The health services, wholesale/retail trade and service sectors have also grown in recent years. The diversification of economic interests has lessened the State's cyclical sensitivity to the impact of any single sector. Agriculture, however, continues to be an important component of the State's economy. In addition, the State has significant natural gas and oil producing interests, as well as mining activities. The seasonally adjusted unemployment rate for May, 1997, was 4.5%, compared to a national rate of 4.7%. State law prohibits deficit spending. In 1995, the General Fund had an ending balance of $1.5 billion, with revenues over expenditures of $195 million which is equal to 24% of expenditures.


Arkansas general obligation bonds are rated Aa and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

ARKANSAS TAXES. In the opinion of special Arkansas tax counsel, under Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration obtained when the Portfolio commenced operations.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.


GEORGIA. Georgia has a generally sound, well-diversified economy, which has performed relatively well during recent years. The unemployment rate of the civilian labor force in the State as of May 1997 was 4.1% compared to 4.7% for the nation. Actual revenues of the State for fiscal year 1995 increased 10.5% over revenue collections for the previous fiscal year and fiscal 1995 closed with combined reserves of nearly 8% of expenditures. Based on preliminary data, similar surpluses were generated in fiscals 1996 and 1997. The State's economy received a boost from economic activity associated with the 1996 Summer Olympics. The fiscal 1996 budget includes approximately $76,663,963 to help Georgians recover from the 1994 summer flooding and tropical storm disasters which is not likely to affect the market value of Georgia obligations or the ability of the State or its instrumentalities to pay interest and repay principal on Georgia obligations in a timely manner.


Georgia general obligations are rated "AA+," "Aaa" and "AAA" by S&P, Moody's and Fitch, respectively. Fitch views the rating as stable and S&P has a positive outlook.

GEORGIA TAXES. In the opinion of Powell, Goldstein, Frazer & Murphy, special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for Federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to Federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

The Georgia Legislature repealed the Georgia Intangible Personal Property Tax on March 21, 1996, effective retroactive to January 1, 1996, subject to approval by Georgia's voters. On November 5, 1996, Georgia's voters ratified the legislation repealing the Georgia Intangible personal Property Tax. Thus, shares of the Georgia Fund are no longer subject to Georgia Intangible Personal Property Taxation effective for taxable years beginning on or after January 1, 1996.


KENTUCKY. Calendar year 1995 marked the third consecutive year that Kentucky has outpaced the nation in terms of per capita income growth and lower unemployment rates. Kentucky's per capita income growth rate for 1995 was 5.2% versus the U.S. growth rate of 5.0%. As of May 1997, Kentucky's unemployment rate was 5.0% compared to the national average of 4.7%. During 1995, the manufacturing sector gained 8,600 jobs or 2.8%. The trade and service sectors recorded employment gains of 16,300 and 13,600, respectively. The State relies on manufacturing and mining for a greater portion of its employment than does the rest of the nation. General Electric, Fruit of the Loom and Ford Motor are the three largest manufacturing employers. The automobile industry has become an important component of the economy. Toyota and General Motors have assembly facilities in the State.

The Commonwealth of Kentucky's financial condition has steadily improved during the last four years. State General Fund Revenue grew by 3.5% in fiscal year 1996 to a total of $5.34 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994 and has been increased by additional deposits of $10 million in fiscal year 1995 and $100 million in fiscal year 1996 to a current balance of $200 million. Kentucky expects to maintain the budget reserve at $200 million through fiscal 1998.


Because the Kentucky Constitution requires a vote of a majority of the electorate to approve the issuance of State general obligation indebtedness, none of the outstanding indebtedness of the Commonwealth of Kentucky is general obligation indebtedness but instead is either debt payable only from revenues produced by the particular project or lease revenue indebtedness subject to legislative appropriation for the payment of debt service during each fiscal biennium of the Commonwealth.

As of the date of this Prospectus the State's appropriation-backed debt is rated A+, A and A+, by S&P, Moody's and Fitch, respectively.

KENTUCKY TAXES. In the opinion of Wyatt, Tarrant & Combs, special Kentucky tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income taxes of the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or its political subdivisions, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands or Guam. To the extent that distributions from the Kentucky Fund are included in a corporate shareholder's surplus, they will be subject to the Kentucky license (franchise) tax that is based on net worth. To the extent that the Portfolio's holdings consist of obligations of the Commonwealth of Kentucky or its political subdivisions and the balance are obligations of the United States, shares in the Kentucky Fund will be exempt from the Kentucky Intangibles Tax. Shareholders will be required to include the entire amount of capital gain dividends in income to the same extent for state income tax purposes as for federal income tax purposes.

Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette Urban County, Bowling Green and Covington, impose taxes on the net profits of businesses operating (in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.

LOUISIANA. The State has experienced operating budget deficits in three of the last seven fiscal years. Since 1988, the gap between General Fund expenditures and recurring revenues has widened for a variety of reasons: new expenditures have been phased in; new tax exemptions have been implemented; the federal government has issued costly mandates, most significantly in the Medicaid program; and revenues once available to the General Fund have in recent years been dedicated for specific purposes. Furthermore, the State's tax base (which is comprised in part of mineral revenues and volume-based taxes, such as those on tobacco, beer, and liquor) is inherently inelastic, i.e., its nominal growth rate does not match or exceed the growth rate of the economy.


Growth in general fund revenues, significant cuts to the State's Medicaid program and one-time gaming license receipts together led to growth in the general fund balance from $83 million in fiscal 1992 to nearly $600 million in fiscal 1994. However, fiscal challenges remain, including $1.8 billion in unfunded risk management claims and the suspension of sales and income tax exemptions. In addition, the State must operate with an economy that has been growing more slowly than the U.S. as a whole. As of May, 1997 Louisiana's unemployment rate was 5.7% compared to the national average of 4.7%.

As of the date of this Prospectus, general obligations of Louisiana are rated A- (with a stable outlook) and Baa1 by S&P and Moody's, respectively.


LOUISIANA TAXES. In the opinion of Jones, Walker, Waechter, Poitevent, Carrere & Denegre, L.L.P., special Louisiana tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.


MARYLAND. Maryland has a diverse economy with government, services and mining, and manufacturing and trade each accounting for approximately 20%, 31% and 32% of employment, respectively. In recent years financial operations of the State have concluded in ending surpluses, although in the early 1990s various cost containment and tax revenue measures were required. State revenues are largely dependent on income and sales and use taxes and, relatedly, on general levels of employment, personal income growth and consumer spending. The national slowdown, beginning in 1990, impacted the State with total employment declining slightly in the early 1990s but recovering commencing in 1992. Unemployment in Maryland for May 1997 was 4.6% versus the national rate of 4.7%.

Generally, Maryland has been among the most heavily indebted of the states. In recent years increases in State general obligation debt have been controlled. Since 1991, State tax-supported debt service and debt outstanding have been less than 3.07% of personal income and 6.74% of State revenues, respectively. Debt service as a percentage of total revenues remained steady at about 6.3% since 1992. It should be noted that the creditworthiness of obligations issued by local Maryland issuers and State revenue obligations may vary considerably from the creditworthiness of general obligations bonds issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.


The State of Maryland's general obligation bonds are rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.

MARYLAND TAXES. In the opinion of Piper & Marbury, L.L.P., special Maryland tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that
(a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes. The Maryland Portfolio has no present intention of investing in such securities.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issue by the State of Maryland or a political subdivision thereof.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland corporate income tax.

Shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends).

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends.

Shares of the Maryland Fund will not be subject to the Maryland personal property tax.


MISSOURI. The State has a well balanced economy that approximates the national economy. As a result, the State unemployment rate has typically remained close to the national average. The civilian unemployment rate for May 1997 was 3.8% as compared to the May 1996 level of 4.2%. In the early 1990s, the State had operating deficits resulting from lower collections than budgeted due to the recession. The State's financial operations have been pressured by the cost associated with the settlement of the desegregation lawsuit involving the Kansas City and St. Louis school districts. For fiscal 1995, the cost of the settlement was $315 million, approximately 7% of the General Fund budget. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. Economic reversals in either of the Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain more than half of the State's population, would have a major impact on the State's overall economic condition.


An amendment to the State Constitution limits the amount of state taxes which may be imposed by the General Assembly, as well as the amount of local taxes, licenses and fees which can be imposed by local governments in any fiscal year. The details of the amendment are complex and clarification by subsequent legislation or judicial decision may be necessary.

As of the date of this Prospectus, Missouri's general obligation of debt is rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively.

MISSOURI TAXES. In the opinion of Bryan Cave, LLP, special Missouri tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for Federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for Federal tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived form interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in Federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

The Missouri Fund will notify its shareholders within 60 days after the close of the year as to the amount of interest dividend from Missouri obligations which is exempt from Missouri personal income taxation.


NORTH CAROLINA. The current economic profile of the State consists of a combination of industry, agriculture and tourism. Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. Tobacco farming in the State has been and is expected to continue to be affected by major federal legislation and regulatory measures regarding tobacco production and marketing and by international competition. As of May, 1997 North Carolina's unemployment rate was 3.4% compared to the national average of 4.7%.


The North Carolina constitution requires that the total expenditures of the State for the fiscal period covered by each budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. As a result of new taxes, fees and spending reductions, the State has had a budget surplus since 1994. As of November, 1996, the amount of uncommitted funds of the State was $586 million. Fiscal year 1995 ended with a $114 million surplus and a general fund of $1.0 billion. For 1996, revenues were $125 million ahead of budget.

General obligations of the State of North Carolina are rated Aaa, AA and AAA by Moody's, S&P and Fitch, respectively. Fitch and S&P view the State's credit trend as "Stable".

NORTH CAROLINA TAXES. In the opinion of Hunton & Williams, special North Carolina tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in
(S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of Hunton & Williams is based on a ruling of the North Carolina Department of Revenue obtained by Hunton & Williams on behalf of the North Carolina Fund. That ruling is subject to change.


OREGON. According to the September 1996 Oregon Economic and Revenue Forecast prepared by the State Department of Administrative Services, Oregon's recent strong growth is expected to slow over the next year, primarily due to a softening of the State's housing markets, reductions in timber output and employment, and weaker national demand for Oregon's manufactured products. A risk to continued economic expansion is further weakness in the semiconductor industry resulting from excess capacity in the industry. A strong international export sector, further nonresidential construction activity and a steady stream of immigration are expected to lead Oregon to outperform the national economy for the next 5 years. This combination of forces is likely to generate growth, although increases in personal income and employment are expected to be less than they were in 1994. Oregon's seasonally adjusted unemployment rate for May 1997 was 4.6%, compared to a national rate of 4.7%.


Oregon's general obligation debt is rated AA-, Aa and AA, by S&P, Moody's and Fitch, respectively.

OREGON TAXES. In the opinion of Stoel Rives LLP, special Oregon tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

SOUTH CAROLINA. After several years of budget short falls in the early 1990's, South Carolina has nearly eliminated an accumulated unreserved fund balance deficit. Fiscal year 1995 ended with a $222 million surplus and early estimates of 1996 revenues indicate they are ahead of budget. South Carolina has successfully passed balanced budgets without raising taxes.


Although dominated by the textile industry, South Carolina's economic base has diversified in recent years as the trade and service sectors developed. With increased added development in the durable goods manufacturing industries, South Carolina's economy now resembles more closely that of the United States. For May 1997, unemployment in South Carolina was 4.4% compared with the national rate of 4.7%.


South Carolina general obligations are rated Aaa, AA+ (positive), AAA (stable), by Moody's, S&P and Fitch, respectively. South Carolina was upgraded by S&P from AA+ to AAA in July, 1996.

SOUTH CAROLINA TAXES. In the opinion of Nelson, Mullins, Riley & Scarborough, L.L.P., special South Carolina tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes.

As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.


TENNESSEE. Historically, the Tennessee economy has been characterized by a greater concentration in manufacturing employment than the U.S. as a whole. The economy is, however, undergoing a structural change through the increase in service sector and trade sector employment. The service and trade sectors each account for approximately 25% of employment, while manufacturing accounts for about 23% of employment. The May 1997 unemployment rate was 4.5%.

Tennessee's financial operations are considerably different than most other states because there is no state payroll income tax. This factor, together with the State's reliance on the sales tax for a large percentage of General Fund receipts, exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner. Under the State constitution, no debt may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. For the fiscal year 1993, a 0.5% increase in the sales tax rate was enacted and dedicated towards the implementation of certain educational reforms enacted by the legislature. The State's General Fund balance was reduced by $66 million and $62 million in 1994 and 1995, respectively. General fund reserves were $198 million at the end of fiscal 1996, down from $346 million three years earlier. The 1997 budget will be balanced, but an $85 million interim budget gap has to be closed.


Tennessee's general obligation debt is rated AA+, Aaa and AAA, by S&P, Moody's and Fitch, respectively. S&P has a positive outlook for the State.

TENNESSEE TAXES. In the opinion of Hunton & Williams, special Tennessee tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of Hunton & Williams is based on a ruling of the Tennessee Department of Revenue obtained by Hunton & Williams on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA. The Constitution of Virginia requires a balanced budget and limits the ability of the Commonwealth to create debt. General obligation debt may be incurred to meet certain short-term needs, to finance capital projects and, under less stringent restrictions, to finance revenue-producing capital projects. Also, "special fund" revenue bonds, to which the constitutional debt restrictions do not apply and which are not supported by the full faith and credit of the Commonwealth, may be issued to finance qualifying Commonwealth revenue projects.


General obligations of cities, towns and counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue obligations issued by other entities are customarily payable only from revenues from the particular project or projects involved. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The budget for the 1996-98 biennium submitted by the Governor does not contemplate any significant new taxes or increases in the scope or amount of existing taxes.

The economy of Virginia is based primarily on manufacturing, the government sector, agriculture, mining and tourism, and unemployment rates are typically below the national average. May 1997 unemployment was 4.2% versus a national rate of 4.7%. The Commonwealth has a long history of fiscal stability, due in large part to a conservative financial philosophy, broad-based employment opportunities and diverse sources of revenue. In the past decade, however, the Commonwealth has experienced cycles of financial stringency. No significant new taxes or increases were enacted by the General Assembly at the 1995 session.


As a result of litigation involving proceedings before the United States Supreme Court, the Commonwealth may be obligated to refund tax payments made by federal pensioners of up to $707.5 million. Legislation has been enacted to effect a settlement of the litigation, but a significant number of federal pensioners opted out of the settlement, necessitating its reauthorization in 1995, and there can be no assurance that it will result in release of the pensioners' claims and dismissal of their lawsuits.

General obligations of Virginia are rated Aaa, AAA, and AAA by Moody's, S&P and Fitch, respectively.

VIRGINIA TAXES. In the opinion of Hunton & Williams, special Virginia tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Virginia Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The Virginia Fund intends to comply with that requirement.

Other distributions from the Virginia Fund, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes.

Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion has slowed through 1996. Growth is dependent on the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 (a tax incentive that has encouraged economic growth in Puerto Rico) will be phased out over a ten year period. At this time, it is uncertain as to the implication the change will have on the Puerto Rican economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for 1996 was approximately 13.8%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P assigned a negative outlook on Puerto Rico's rating on April 26, 1994 which was changed to stable on December 16, 1996.

[Logo]
EATON VANCE
================
    Mutual Funds



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EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND


PROSPECTUS
SEPTEMBER 1, 1997



--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123,
Westborough, MA 01581-5123 (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                      M-TFC12/1P

                                     PART B
         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          September 1, 1997


EATON VANCE ALABAMA MUNICIPALS FUND   EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND  EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND   EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND EATON VANCE SOUTH CAROLINA MUNICIPALS FUND EATON VANCE LOUISIANA MUNICIPALS FUND EATON VANCE TENNESSEE MUNICIPALS FUND EATON VANCE MARYLAND MUNICIPALS FUND EATON VANCE VIRGINIA MUNICIPALS FUND


                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides general information about the Funds listed above and their corresponding Portfolios. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS
                                                                            Page
Additional Information about Investment Policies ..........................    1
Investment Restrictions ...................................................    7
Trustees and Officers .....................................................    8
Investment Adviser and Administrator ......................................   11
Custodian .................................................................   14
Services for Accumulation -- Class A Shares ...............................   15
Service for Withdrawal ....................................................   15
Determination of Net Asset Value ..........................................   16
Investment Performance ....................................................   16
Taxes .....................................................................   18
Principal Underwriter .....................................................   19
Service Plan -- Class A Shares ............................................   21
Distribution Plan -- Class B Shares .......................................   21
Portfolio Security Transactions ...........................................   23
Other Information .........................................................   25
Independent Certified Public Accountants ..................................   26
Financial Statements ......................................................   26
Appendix A: Class A Shares ................................................  a-1
Appendix B: Class B Shares ................................................  b-1
Appendix C: State Specific Information ....................................  c-1
Appendix D: Tax Equivalent Yield Tables ...................................  d-1
Appendix E: Ratings .......................................................  e-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund (or Class) because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.



    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED SEPTEMBER 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Funds and the Portfolios. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. The Funds are subject to the same investment policies as those of the Portfolio. Each Fund currently seeks to achieve its objective by investing in its corresponding Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).


    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.


    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with a Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in Appendix C.

Obligations of Particular Types of Issuers. Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Subject to each Fund's investment policies as set forth in the Prospectus, each Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 37.5%, 11% and 41.8%, respectively, of the gross domestic product. The service sector is the fastest growing, followed by manufacturing which has begun to show signs of expansion. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option limited the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006. The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. Short-term affects are minimal.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. Puerto Ricans voted to retain Commonwealth status, leaving intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. In 1996, unemployment stood at 13.8%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.

MUNICIPAL LEASES
    Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by each Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of a Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by a Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by a Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    Each Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.

SHORT-TERM TRADING
    Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. Each Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the portfolio turnover rate of each Portfolio in prior fiscal years, see "Supplementary Data" in the "Financial Statements".

WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS
    Each Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. Each Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations a Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    Each Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    Each Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. A Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders' fees, justifies the attendant risk. Distributions by a Fund of any income realized by a Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of a Portfolio's total assets. Each Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    Each Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of a Fund. Accordingly, each Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the 1940 Act;


    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.


    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.


    The Funds and the Portfolios have adopted the following investment policies which may be changed by the Trust with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio without approval of a Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).


    For purposes of a Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular State. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIOS

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIOS

THOMAS J. FETTER (53), President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993.

ROBERT B. MACINTOSH (40), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, Mr. Dynner was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.


ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.

    In addition, William H. Ahern, Jr. (38), Vice President of Eaton Vance and BMR, is a Vice President of the Alabama Portfolio. Mr. Ahern has served as Vice President of the Alabama Portfolio since June 23, 1997. Nicole Anderes
(35) is a Vice President of the Kentucky Portfolio. Ms. Anderes has served as a Vice President of the Kentucky Portfolio since November 18, 1996. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management. Timothy T. Browse (38), Vice President of Eaton Vance and BMR, is a Vice President of the Arkansas, Maryland and Virginia Portfolios. Mr. Browse has served as a Vice President of the Arkansas and Maryland Portfolios since June 19, 1995 and of the Virginia Portfolio since November 18, 1995. Cynthia J. Clemson (34), Vice President of Eaton Vance and BMR, is a Vice President of the Georgia, Missouri and Tennessee Portfolios. Ms. Clemson has served as a Vice President of the Georgia Portfolio since December 18, 1995 and of the Missouri and Tennessee Portfolio since June 19, 1995. Thomas M. Metzold (38), Vice President of Eaton Vance and BMR, is a Vice President of the Oregon Portfolio. Mr. Metzold has served as a Vice President of the Oregon Portfolio since November 18, 1996. Ms. Anderes, Ms. Clemson, and Messrs. Ahern, Browse and Metzold are officers of various investment companies managed by Eaton Vance or BMR.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolios or investors therein.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolios.

    Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolios' assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolios nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of those Trustees of the Trust and of the Portfolios who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Funds (and the other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolios). During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Trust and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):


                                      DONALD R.          SAMUEL L.           NORTON H.        JOHN L.          JACK L.
SOURCE OF COMPENSATION                DWIGHT(3)         HAYES, III(4)         REAMER         THORNDIKE         TREYNOR
----------------------                ---------         -------------       ----------       ---------         -------
Trust(2)                              $ 13,745           $ 12,612            $ 12,519         $ 12,719         $ 13,636
Alabama Portfolio                        1,542              1,687               1,645            1,729            1,683
Arkansas Portfolio                       1,129              1,308               1,268            1,348            1,274
Georgia Portfolio                        1,542              1,687               1,645            1,729            1,683
Kentucky Portfolio                       1,542              1,687               1,645            1,729            1,683
Louisiana Portfolio                        343                316                 314              318              314
Maryland Portfolio                       1,542              1,687               1,645            1,729            1,683
Missouri Portfolio                       1,129              1,308               1,268            1,348            1,274
North Carolina Portfolio                 2,091              2,192               2,147            2,238            2,228
Oregon Portfolio                         1,542              1,687               1,645            1,729            1,683
South Carolina Portfolio                 1,129              1,308               1,268            1,348            1,274
Tennessee Portfolio                      1,129              1,308               1,268            1,348            1,274
Virginia Portfolio                       2,091              2,192               2,147            2,238            2,228
                                      --------           --------            --------         --------         --------
Trust and Fund Complex                $142,500(5)        $153,750(6)         $142,500         $147,500         $147,500

----------

(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.

(2) The Trust consisted of 60 Funds as of August 31, 1996.
(3) Mr. Dwight received deferred compensation from each Portfolio as follows:
    Alabama - $1,542; Arkansas - $1,129; Georgia - $1,542; Kentucky - $1,542;
    Louisiana - $343; Maryland - $1,542; Missouri - $1,129; North Carolina - $2,091; Oregon - $1,542; South Carolina - $1,129; Tennessee - $1,129;
    Virginia - $2,091.
(4) Mr. Hayes received deferred compensation from each Portfolio as follows:
    Alabama - $1,687; Arkansas - $1,308; Georgia - $1,687; Kentucky - $1,687;
    Louisiana - $316; Maryland - $1,687; Missouri - $1,308; North Carolina - $2,192; Oregon - $1,687; South Carolina - $1,308; Tennessee - $1,308;
    Virginia - $2,192.
(5) Includes $42,500 of deferred compensation.
(6) Includes $37,500 of deferred compensation.

                     INVESTMENT ADVISER AND ADMINISTRATOR


    Each Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement, which is substantially the same for each Portfolio. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $20 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage approximately $21 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.


    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 9 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 29 (including 7 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $7.6 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.


    The following persons manage one or more of the Eaton Vance municipal portfolios. For the identity of a Portfolio's portfolio manager, see the Prospectus.


    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in Economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a member of the Boston Security Analysts Society.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.

    Robert B. MacIntosh is a Vice President of Eaton Vance and BMR, and the portfolio manager of single-state, tax-exempt funds in six states: Hawaii, Louisiana, Massachusetts, Minnesota, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.

    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.


    BMR manages the investments and affairs of each Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolios investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. A Portfolio is responsible for all expenses not expressly stated to be payable by BMR under its Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments,
(iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that each Portfolio pays BMR, see the Prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the fiscal years ended August 31, 1996, 1995 and 1994.




                                                                               ADVISORY FEE FOR FISCAL YEARS ENDED
                                                  NET ASSETS          -------------------------------------------------------------
PORTFOLIO                                         AT 8/31/96          AUGUST 31, 1996        AUGUST 31, 1995       AUGUST 31, 1994*
---------                                         ----------          ---------------        ---------------       ----------------
Alabama                                           $108,543,550               $455,711               $466,320               $373,047
Arkansas(1)                                         74,103,217                280,071                296,231                 84,274
Georgia                                            108,974,295                473,056                521,159                496,637
Kentucky                                           133,017,453                577,479                595,483                510,287
Louisiana(2)                                        35,048,671                 81,468                 73,471                 34,790
Maryland                                           110,588,345                454,842                459,907                390,773
Missouri                                            85,162,363                339,243                353,176                296,556
North Carolina                                     187,044,385                832,564                851,448                744,143
Oregon                                             129,758,655                574,189                609,837                534,681
South Carolina                                      58,318,147                201,026                198,498                106,785
Tennessee                                           56,065,353                181,502                177,788                125,060
Virginia                                           177,644,321                811,731                834,074                744,841


----------
* For the eleven months ended August 31, 1994
(1) To enhance the net income of the Arkansas Portfolio, BMR made a reduction of its advisory fee for the eleven months ended August 31, 1994 in the amount of $88,417.
(2) To enhance the net income of the Louisiana Portfolio, BMR made a reduction of its advisory fee for the periods ended August 31, 1996, 1995 and 1994 in the amount of $40,000, $36,188 and $31,760, respectively.


    Each Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that BMR may render services to others. Each Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Funds' affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Funds office space and all necessary office facilities, equipment and personnel for administering the affairs of the Funds.

    Each Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Dynner are officers or Trustees of the Trust and the Portfolios and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders, are officers of the Trust and/or the Portfolios and are also members of the BMR, Eaton Vance and EV organizations.

    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc., and MinVen Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN

    IBT acts as custodian for the Trust and the Portfolios. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolios' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolios. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Trust or a Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                 SERVICES FOR ACCUMULATION -- CLASS A SHARES

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


Intended Quantity Investment -- Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other Funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined separately for each Class of a Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of any CDSC at the end of the period. For further information concerning the total return of the Classes of a Fund, see Appendix A and Appendix B.

    Yield is computed separately for each Class of a Fund pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum initial sales charge for Class A shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed upon certain redemptions at the rates set forth under "How to Redeem Shares" in the Prospectus. Yield calculations assume the current maximum initial sales charge for Class A shares set forth under "How to Buy Shares" in the Prospectus. (Actual yield may be affected by variations in sales charges on investments). A taxable-equivalent yield is computed by using the tax-exempt yield and dividing by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Classes of a Fund, see Appendix A and Appendix B.

    A Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. A Fund's performance may differ from that of other investors in its corresponding Portfolio, including other investment companies.

    The Trust (or Principal Underwriter) may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Trust may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of a Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of a Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:
        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses); - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.


    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. Each Fund so qualified for its fiscal year ended August 31, 1996. Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. Each Portfolio will allocate at least annually among its investors, including a Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) will be entitled to the gross income of that Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the relevant Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for a Portfolio (and, hence, for the relevant Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when a Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.


    Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by its corresponding Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of each Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

    In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when- issued securities and options and futures transactions. A Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the corresponding Portfolio and allocated to the Fund. Certain distributions of a Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.


    A Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. A Portfolio may have to limit its activities in options and futures contracts in order to enable the relevant Fund to maintain its RIC status.

    Any loss realized upon the sale or exchange of shares of a Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on a Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of a Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in a Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.


                            PRINCIPAL UNDERWRITER


    CLASS A SHARES. Class A shares of each Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.


    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, a Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class A shares under federal and state securities laws are borne by the Class. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor.

    CLASS B SHARES. Under a Distribution Agreement the Principal Underwriter acts as principal in selling Class B shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class B shares under federal and state securities laws are borne by the Class. In addition, each Class B makes payments to the Principal Underwriter pursuant to a Distribution Plan as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent, see Appendix B.

                        SERVICE PLAN -- CLASS A SHARES


    The Trust on behalf of each of its Class A shares has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.

    The Plan continues in effect from year to year, for so long as such continuance is approved by a vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding Class A shares of a Fund. The Plan has been approved by the Board of Trustees of the Trust, including the Plan Trustees.

    Under the Plan, an officer of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the affected shareholders of Class A shares, and all material amendments of the Plan must also be approved by the Trustees of the Trust in the manner described above. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit each Fund and its Class A shareholders.


                     DISTRIBUTION PLAN -- CLASS B SHARES


    The Trust has adopted a Distribution Plan (the "Plan") on behalf of its Class B shares. The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B shares.

    The Plan provides that each Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the respective Class and will accordingly reduce the Class's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of a Class's net assets on such day. The level of a Class's net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by the Portfolio, the expenses of the Class, Fund and the Portfolio accrued and allocated to the Fund and Class on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce a Class's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. For actual payments made and the outstanding uncovered distribution charges of the Principal Underwriter, see Appendix B. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing Class B shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of each Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to each Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolios are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolios may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that each Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolios and BMR's other clients for providing brokerage and research services to BMR.


    The following table shows brokerage commission paid by each Portfolio for each of the fiscal years ended August 31, 1996, 1995 and 1994:


PORTFOLIO                                                       8/31/96                8/31/95               8/31/94*
---------                                                       -------                -------               --------
Alabama ................................................        $ -0-                 $  -0-                 $  -0-
Arkansas ...............................................         20,283                  -0-                    -0-
Georgia ................................................         17,018                  -0-                    -0-
Kentucky ...............................................         43,344                  -0-                    -0-
Louisiana ..............................................          7,029                  -0-                    -0-
Maryland ...............................................         15,543                  -0-                    -0-
Missouri ...............................................         15,858                  -0-                    -0-
North Carolina .........................................         26,538                  -0-                    -0-
Oregon .................................................         39,752                  -0-                    -0-
South Carolina .........................................         18,253                  -0-                    -0-
Tennessee ..............................................          9,892                  -0-                    -0-
Virginia ...............................................         50,618                  -0-                    -0-

*Eleven months ended August 31, 1994


    All of such portfolio security transactions were directed to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities), and the amounts of such transactions for the fiscal year ended August 31, 1996 were as follows: Arkansas -- $144,975,283; Georgia -- $146,330,600; Kentucky -- $237,637,801; Louisiana -- $59,248,516;
Maryland -- $136,017,108; Missouri -- $211,176,593; North Carolina --
$211,176,598; Oregon -- $204,677,669; South Carolina -- $136,816,360; Tennessee
-- $85,993,505; and Virginia -- $247,838,146.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolios' transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolios may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              OTHER INFORMATION

    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" or "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of Classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Each Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

    Each Fund changed its name from Eaton Vance [state name] Tax Free Fund to EV Marathon [state name] Tax Free Fund on February 1, 1994 and to EV Marathon [state name] Municipals Fund on January 1, 1996. Each Fund was reorganized into multiple classes of an Eaton Vance [state name] Municipals Fund on September 1, 1997. The operations of Class B reflect the operations of a Fund prior to September 1, 1997. Class A is a successor to the operations of a separate series of the Trust.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Funds and the Portfolios, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS

    The audited financial statements of and independent auditors' reports for the Funds and the Portfolios, appear in the Funds' most recent annual report to shareholders, and the unaudited financial statements of the Funds and the Portfolios appear in the Funds' most recent semiannual report to shareholders both of which are incorporated by reference into this SAI. A copy of the Funds' semiannual and annual report accompanies this SAI.


    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 1996, as previously filed electronically with the Commission:


             EV Marathon Alabama Municipals Fund                                   Alabama Portfolio
            EV Marathon Arkansas Municipals Fund                                  Arkansas Portfolio
             EV Marathon Georgia Municipals Fund                                   Georgia Portfolio
            EV Marathon Kentucky Municipals Fund                                  Kentucky Portfolio
            EV Marathon Louisiana Municipals Fund                                 Louisiana Portfolio
            EV Marathon Maryland Municipals Fund                                  Maryland Portfolio
            EV Marathon Missouri Municipals Fund                                  Missouri Portfolio
         EV Marathon North Carolina Municipals Fund                            North Carolina Portfolio
             EV Marathon Oregon Municipals Fund                                    Oregon Portfolio
         EV Marathon South Carolina Municipals Fund                            South Carolina Portfolio
            EV Marathon Tennessee Municipals Fund                                 Tennessee Portfolio
            EV Marathon Virginia Municipals Fund                                  Virginia Portfolio
                                                                         (Accession No. 0000950135-96-005156)

    Registrant incorporates by reference the unaudited financial information for the Funds and the Portfolios listed below for the six months ended February 28, 1997, as previously filed electronically with the Commission:

             EV Marathon Alabama Municipals Fund                                   Alabama Portfolio
            EV Marathon Arkansas Municipals Fund                                  Arkansas Portfolio
             EV Marathon Georgia Municipals Fund                                   Georgia Portfolio
            EV Marathon Kentucky Municipals Fund                                  Kentucky Portfolio
            EV Marathon Louisiana Municipals Fund                                 Louisiana Portfolio
            EV Marathon Maryland Municipals Fund                                  Maryland Portfolio
            EV Marathon Missouri Municipals Fund                                  Missouri Portfolio
         EV Marathon North Carolina Municipals Fund                            North Carolina Portfolio
             EV Marathon Oregon Municipals Fund                                    Oregon Portfolio
         EV Marathon South Carolina Municipals Fund                            South Carolina Portfolio
            EV Marathon Tennessee Municipals Fund                                 Tennessee Portfolio
            EV Marathon Virginia Municipals Fund                                  Virginia Portfolio
                                                                         (Accession No. 0000950109-97-003888)

                          APPENDIX A: CLASS A SHARES

                           PERFORMANCE INFORMATION


    The tables below indicate the cumulative and average total return on a hypothetical investment of $1,000 in a predecessor fund reorganized August 1, 1997 into Class A shares for the periods shown in each table. The total return for part of the period reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Class A sales charge. Total return for this time period has not been adjusted to reflect Class A service fees and certain other expenses. The Value of Initial Investment reflects the deduction of the maximum sales charge of 4.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


                   VALUE OF A $1,000 INVESTMENT -- ALABAMA

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                 5/1/92         $952.93        $1,305.31       36.98%          6.73%         30.53%         5.67%
1 Year Ended
2/28/97**                      2/28/96        $952.10        $1,004.10        5.46%          5.46%          0.41%         0.41%
------------
*Predecessor Fund commenced operations December 7, 1993.

                   VALUE OF A $1,000 INVESTMENT -- ARKANSAS

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                 10/2/92        $952.35        $1,251.05       31.37%          6.38%         25.10%         5.21%
1 Year Ended
2/28/97**                      2/28/96        $952.33        $  995.17        4.50%          4.50%         (0.48)%        (0.48)%
------------
*Predecessor Fund commenced operations February 9, 1994.


                   VALUE OF A $1,000 INVESTMENT -- GEORGIA

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                12/23/91        $952.37        $1,254.09       31.68%          5.45%         25.41%         4.46%
5 Years Ended**
2/28/97                        2/28/92        $952.64        $1,266.07       32.90%          5.85%         26.61%         4.83%
1 Year Ended
2/28/97**                      2/28/96        $952.52        $1,002.89        5.29%          5.29%          0.29%         0.29%
------------
*Predecessor Fund commenced operations December 7, 1993.


                   VALUE OF A $1,000 INVESTMENT -- KENTUCKY

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                12/23/91        $952.93        $1,276.41       33.95%          5.79%         27.64%         4.81%
5 Years Ended
2/28/97**                      2/28/92        $952.31        $1,286.11       35.05%          6.19%         28.61%         5.16%
1 Year Ended
2/28/97**                      2/28/96        $952.05        $1,002.97        5.35%          5.35%          0.30%          0.30%
------------
*Predecessor Fund commenced operations December 7, 1993.

                  VALUE OF A $1,000 INVESTMENT -- LOUISIANA

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                 10/2/92        $952.67        $1,280.28       34.38%          6.93%         28.03%         5.76%
1 Year Ended
2/28/97**                      2/28/96        $952.29        $1,013.36        6.41%          6.41%          1.34%         1.34%
------------
*Predecessor Fund commenced operations February 14, 1993.

                   VALUE OF A $1,000 INVESTMENT -- MARYLAND

                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                  2/3/92        $952.33        $1,309.84       37.54%          6.49%         30.98%         5.47%
5 Years Ended
2/28/97**                      2/28/92        $952.37        $1,311.14       37.68%          6.60%         31.11%         5.57%
1 Year Ended
2/28/97**                      2/28/96        $952.75        $  999.53        4.90%          4.90%         (0.05)%       (0.05)%
------------
*Predecessor Fund commenced operations December 10, 1993.

                   VALUE OF A $1,000 INVESTMENT -- MISSOURI

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                  5/1/92        $952.24        $1,325.60       39.21%          7.09%         32.56%         6.01%
1 Year Ended
2/28/97**                      2/28/96        $952.15        $1,001.49        5.18%          5.18%          0.15%         0.15%
------------
*Predecessor Fund commenced operations December 7, 1993.

                VALUE OF A $1,000 INVESTMENT -- NORTH CAROLINA

                                                                                 TOTAL RETURN                   TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                10/23/91        $952.90        $1,295.65       35.96%          5.90%         29.56%         4.59%
5 Years Ended
2/28/97**                      2/28/92        $952.75        $1,264.01       32.67%          5.82%         26.40%         4.80%
1 Year Ended
2/28/97**                      2/28/96        $952.05        $  995.77        4.59%          4.59%         (0.42)%        (0.42)%
------------
*Predecessor Fund commenced operations December 7, 1993.

                    VALUE OF A $1,000 INVESTMENT -- OREGON

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                12/24/91        $952.20        $1,306.83       37.24%          6.29%         30.68%         5.29%
5 Years Ended
2/28/97**                      2/28/92        $952.33        $1,300.06       36.51%          6.42%         30.01%         5.39%
1 Year Ended
2/28/97**                      2/28/96        $952.37        $  987.17        3.63%          3.63%         (1.28)%       (1.28)%
------------
*Predecessor Fund commenced operations December 28, 1993.

                VALUE OF A $1,000 INVESTMENT -- SOUTH CAROLINA

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                 10/2/92        $952.70        $1,233.81       29.51%          6.04%         23.38%         4.88%
1 Year Ended
2/28/97**                      2/28/96        $952.66        $1,004.01        5.39%          5.39%          0.40%         0.40%
------------
*Predecesor Fund commenced operations February 14, 1994.

                  VALUE OF A $1,000 INVESTMENT -- TENNESSEE

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                 8/25/92        $952.61        $1,263.49       32.63%          6.46%         26.35%         5.32%
1 Year Ended
2/28/97**                      2/28/96        $952.33        $1,002.53        5.27%          5.27%          0.25%         0.25%
------------
*Predecessor Fund commenced operations December 9, 1993.

                   VALUE OF A $1,000 INVESTMENT -- VIRGINIA

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 2/28/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------   ----------      ----------     ----------    ------------   ------------   ------------   ------------
Life of Fund**                 7/26/91        $952.67        $1,348.94       41.60%          6.41%         34.89%         5.49%
5 Years Ended
2/28/97**                      2/28/92        $952.48        $1,267.71       33.09%          5.88%         26.67%         4.86%
1 Year Ended
2/28/97**                      2/28/96        $952.23        $  994.58        4.44%          4.44%         (0.54)%       (0.54)%
----------
*Predecessor Fund commenced operations December 17, 1993.

    The following shows the yield of Class A shares for the thirty-day period ended February 28, 1997 and the yield required of a taxable security that would produce an after-tax yield equivalent to the thirty-day yield, assuming a certain combined federal and State tax rate. If a Portfolio's or Fund's expenses had not been subsidized, yield would be lower. Appendix D contains state-specific applicable tax rates and income brackets.

                                                    TAXABLE SECURITY    ASSUMED
CLASS A                              30-DAY YIELD   EQUIVALENT YIELD   TAX RATE
-------                              ------------   ----------------   --------
Alabama ..........................       4.55%            6.94%           31%
Arkansas .........................       4.40%            6.86%           31%
Georgia ..........................       4.79%            7.39%           31%
Kentucky .........................       4.83%            7.45%           31%
Louisiana ........................       5.56%            8.57%           31%
Maryland .........................       4.90%            7.72%           31%
Missouri .........................       4.71%            6.96%           31%
North Carolina ...................       4.79%            7.53%           31%
Oregon ...........................       4.88%            7.77%           31%
South Carolina ...................       4.92%            7.67%           31%
Tennessee ........................       5.01%            7.72%           31%
Virginia .........................       4.94%            7.60%           31%

                          APPENDIX B: CLASS B SHARES

                              FEES AND EXPENSES

DISTRIBUTION PLANS
    Each Distribution Plan and Distribution Agreement remains in effect until April 28, 1998 and may be continued as described under "Distribution Plan". Pursuant to Rule 12b-1, the Plan has been approved by the relevant Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1.


    The following table shows, for the fiscal year ended August 31, 1996, (1) sales commissions paid by the Principal Underwriter to Authorized Firms on sales of Class B shares, (2) distribution payments to the Principal Underwriter allocated to Class B shares under the Plan, (3) CDSC payments to the Principal Underwriter, (4) service fees on Class B shares paid or accrued under the Plan, and (5) amount of service fees on Class B shares paid to Authorized Firms (the balance of which being retained by the Principal Underwriter).


                                                      DISTRIBUTION         CDSC                        SERVICE
                                                       PAYMENTS TO     PAYMENTS TO                     FEES TO
                                         SALES        THE PRINCIPAL   THE PRINCIPAL     SERVICE       AUTHORIZED
CLASS B                               COMMISSIONS      UNDERWRITER     UNDERWRITER        FEES          FIRMS
-------                               -----------      -----------     -----------        ----          -----
Alabama ..........................     $156,301        $  805,078        $363,000       $188,442       $187,873
Arkansas .........................      109,223           585,185         312,000        130,268        129,088
Georgia ..........................      103,513           869,639         475,000        196,317        195,874
Kentucky .........................      189,712         1,040,081         532,000        244,894        244,436
Louisiana ........................      134,790           247,330          88,000         56,538         56,444
Maryland .........................      260,829           852,487         445,000        185,757        185,020
Missouri .........................      137,794           657,054         304,000        150,023        149,425
North Carolina ...................      219,900         1,373,171         742,000        328,294        326,372
Oregon ...........................      170,426         1,047,054         645,000        236,226        234,833
South Carolina ...................      149,516           452,132         226,000         99,151         92,578
Tennessee ........................      121,384           425,503         214,000         92,921         92,578
Virginia .........................      269,358         1,402,507         604,000        317,860        316,579

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, each Fund paid the Principal Underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows: Alabama -- $1,152.50; Arkansas -- $1,005; Georgia -- $1,995; Kentucky -- $1,657.50; Louisiana -- $305; Maryland --
$350; Missouri -- $892.50; North Carolina -- $2,162.50; Oregon -- $2,107.50;
South Carolina -- $692.50; Tennessee -- $602.50; and Virginia -- $2,402.50.

                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in each table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.

                   VALUE OF A $1,000 INVESTMENT -- ALABAMA

                                              VALUE OF         VALUE OF
                                           INVESTMENT       INVESTMENT          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE            AFTER               DEDUCTING                   DEDUCTING
                                            DEDUCTING THE    DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC    --------------------------  --------------------------
   PERIOD*          DATE      INVESTMENT     ON 2/28/97       ON 2/28/97      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**             5/1/92       $1,000        $1,364.27        $1,344.27        36.43%        6.64%         34.43%        6.32%
1 Year
Ended
2/28/97           2/28/96       $1,000        $1,048.84        $  998.84         4.88%        4.88%         -0.12%       -0.12%
------------
*Investment operations began on May 1, 1992.


                   VALUE OF A $1,000 INVESTMENT -- ARKANSAS

                                             VALUE OF
                                          INVESTMENT           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                              BEFORE       INVESTMENT AFTER          DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC    --------------------------  --------------------------
   PERIOD*         DATE      INVESTMENT     ON 2/28/97        ON 2/28/97      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**            10/2/92      $1,000        $1,289.54        $1,269.54         28.95%        5.94%         26.95%        5.56%
1 Year
Ended
2/28/97           2/28/96      $1,000        $1,034.91        $  985.43          3.49%        3.49%         -1.46%       -1.46%
------------
*Investment operations began on October 2, 1992.


                   VALUE OF A $1,000 INVESTMENT -- GEORGIA

                                            VALUE OF
                                         INVESTMENT           VALUE OF          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                          DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     --------------------------  --------------------------
   PERIOD*        DATE      INVESTMENT     ON 2/28/97        ON 2/28/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**          12/23/91      $1,000        $1,317.94         $1,307.94         31.79%        5.46%         30.79%        5.31%
5 Years
Ended
2/28/97**        2/28/92      $1,000        $1,330.15         $1,310.15         33.02%        5.87%         31.02%        5.55%
1 Year
Ended
2/28/97          2/28/96      $1,000        $1,046.40         $  996.45          4.64%        4.64%         -0.36%       -0.36%
------------
*Investment operations began on December 23, 1991.

                   VALUE OF A $1,000 INVESTMENT -- KENTUCKY

                                             VALUE OF
                                          INVESTMENT           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                              BEFORE       INVESTMENT AFTER          DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC    --------------------------  --------------------------
   PERIOD*         DATE      INVESTMENT     ON 2/28/97        ON 2/28/97      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund             12/23/91      $1,000        $1,340.68        $1,330.68         34.07%        5.81%         33.07%        5.66%
5 Years
Ended
2/28/97           2/28/92      $1,000        $1,351.67        $1,331.67         35.17%        6.21%         33.17%        5.90%
1 Year
Ended
2/28/97           2/28/96      $1,000        $1,046.40        $  996.40          4.64%        4.64%         -0.36%       -0.36%
------------
*Investment operations began on December 23, 1991.


                  VALUE OF A $1,000 INVESTMENT -- LOUISIANA

                                              VALUE OF         VALUE OF
                                           INVESTMENT       INVESTMENT          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE            AFTER               DEDUCTING                   DEDUCTING
                                            DEDUCTING THE    DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC    --------------------------  --------------------------
   PERIOD*          DATE      INVESTMENT     ON 2/28/97       ON 2/28/97      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**            10/2/92       $1,000        $1,292.56        $1,272.56        29.26%        5.99%         27.26%        5.62%
1 Year
Ended
2/28/97**         2/28/96       $1,000        $1,056.02        $1,006.02         5.60%        5.60%         0.60%         0.60%
------------
*Investment operations began on October 2, 1992.


                   VALUE OF A $1,000 INVESTMENT -- MARYLAND

                                            VALUE OF
                                         INVESTMENT           VALUE OF          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                          DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     --------------------------  --------------------------
   PERIOD*        DATE      INVESTMENT     ON 2/28/97        ON 2/28/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**            2/3/92      $1,000        $1,360.47         $1,350.47         36.05%        6.26%         35.05%        6.11%
5 Years
Ended
2/28/97**        2/28/92      $1,000        $1,361.92         $1,341.92         36.19%        6.37%         34.19%        6.06%
1 Year
Ended
2/28/97          2/28/96      $1,000        $1,043.50         $  993.64          4.35%        4.35%         -0.64%       -0.64%
----------
*Investment operations began on February 3, 1992.

                   VALUE OF A $1,000 INVESTMENT -- MISSOURI

                                            VALUE OF
                                         INVESTMENT           VALUE OF          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                          DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     --------------------------  --------------------------
   PERIOD*        DATE      INVESTMENT     ON 2/28/97        ON 2/28/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund              5/1/92      $1,000        $1,383.62         $1,363.62         38.36%        6.95%         36.36%        6.63%
1 Year
Ended
2/28/97          2/28/96      $1,000        $1,046.96         $  996.96          4.70%        4.70%         -0.30%       -0.30%
----------
*Investment operations began on May 1, 1992.


                VALUE OF A $1,000 INVESTMENT -- NORTH CAROLINA

                                            VALUE OF
                                         INVESTMENT           VALUE OF          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                          DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     --------------------------  --------------------------
   PERIOD*        DATE      INVESTMENT     ON 2/28/97        ON 2/28/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**          10/23/91      $1,000        $1,345.32         $1,335.32         34.53%        5.69%         33.53%        5.54%
5 Years
Ended
2/28/97**        2/28/92      $1,000        $1,312.83         $1,292.83         31.28%        5.59%         29.28%        5.27%
1 Year
Ended
2/28/97          2/28/96      $1,000        $1,038.15         $  988.59          3.82%        3.82%         -1.14%       -1.14%
------------
*Investment operations began on October 23, 1991.


                    VALUE OF A $1,000 INVESTMENT -- OREGON

                                            VALUE OF
                                         INVESTMENT           VALUE OF          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                          DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     --------------------------  --------------------------
   PERIOD*        DATE      INVESTMENT     ON 2/28/97        ON 2/28/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
the Fund        12/24/91      $1,000        $1,354.61         $1,344.61         35.46%        6.02%         34.46%        5.87%
5 Years
Ended
2/28/97          2/28/92      $1,000        $1,347.39         $1,327.39         34.74%        6.14%         32.74%        5.83%
1 Year
Ended
2/28/97          2/28/96      $1,000        $1,029.45         $  980.21          2.94%        2.94%         -1.98%       -1.98%
----------
*Investment operations began on December 24, 1991.

                VALUE OF A $1,000 INVESTMENT -- SOUTH CAROLINA

                                            VALUE OF
                                         INVESTMENT           VALUE OF          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                          DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     --------------------------  --------------------------
   PERIOD*        DATE      INVESTMENT     ON 2/28/97        ON 2/28/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**          10/02/92      $1,000        $1,273.77         $1,253.77         27.38%        5.64%         25.38%        5.26%
1 Year
Ended
2/28/97          2/28/96      $1,000        $1,047.57         $  997.57          4.76%        4.76%         -0.24%       -0.24%
----------
*Investment operations began on October 2, 1992.


                  VALUE OF A $1,000 INVESTMENT -- TENNESSEE

                                           VALUE OF         VALUE OF
                                        INVESTMENT       INVESTMENT           TOTAL RETURN BEFORE           TOTAL RETURN AFTER
                                            BEFORE            AFTER                DEDUCTING                     DEDUCTING
                                         DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC             THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT   AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC    ----------------------------  ---------------------------
   PERIOD*        DATE     INVESTMENT     ON 2/28/97       ON 2/28/97      CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**          8/25/92      $1,000        $1,314.67        $1,294.67        31.47%          6.25%         29.47%         5.89%
1 Year
Ended
2/28/97         2/28/96      $1,000        $1,046.11        $  996.16         4.61%          4.61%         -0.38%        -0.38%
------------
*Investment operations began on August 25, 1992.


                   VALUE OF A $1,000 INVESTMENT -- VIRGINIA

                                            VALUE OF
                                         INVESTMENT           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                          DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     --------------------------  --------------------------
   PERIOD*        DATE      INVESTMENT     ON 2/28/97        ON 2/28/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------    ----------   ----------   --------------   --------------   ------------  ------------  ------------  ------------
Life of
Fund**           7/26/91      $1,000        $1,410.96         $1,400.96         41.10%        6.34%         40.10%        6.21%
5 Years
Ended
2/28/97**        2/28/92      $1,000        $1,326.21         $1,306.21         36.62%        5.81%         30.62%        5.49%
1 Year
Ended
2/28/97          2/28/96      $1,000        $1,038.75         $  989.13          3.88%        3.88%         -1.09%       -1.09%
------------
*Investment operations began on July 26, 1991.

    The following shows the yield of Class B shares for the thirty-day period ended February 28, 1997 and the yield required of a taxable security that would produce an after-tax yield equivalent to the thirty-day yield, assuming a certain combined federal and State tax rate. If a Portfolio's or Fund's expenses had not been subsidized, yield would be lower. Appendix D contains state specific applicable tax rates and income brackets.


                                                    TAXABLE SECURITY     ASSUMED
CLASS B                             30-DAY YIELD    EQUIVALENT YIELD    TAX RATE
-------                             ------------    ----------------    --------
Alabama ..........................      4.08%             6.22%            31%
Arkansas .........................      4.19%             6.53%            31%
Georgia ..........................      4.35%             6.71%            31%
Kentucky .........................      4.20%             6.48%            31%
Louisiana ........................      4.87%             7.51%            31%
Maryland .........................      4.16%             6.55%            31%
Missouri .........................      4.29%             6.34%            31%
North Carolina ...................      4.25%             6.68%            31%
Oregon ...........................      4.27%             6.80%            31%
South Carolina ...................      4.28%             6.67%            31%
Tennessee ........................      4.25%             6.55%            31%
Virginia .........................      4.32%             6.64%            31%

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at July 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class B of each Fund. As of July 31, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of the following amounts of the Class B shares, which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances: Alabama -- 35.0%; Arkansas -- 11.9%; Georgia -- 20.8%; Kentucky -- 14.9%; Louisiana -- 40.6%; Maryland -- 15.0%; Missouri -- 7.2%; North
Carolina -- 12.1%; Oregon -- 9.9%; South Carolina -- 16.2%; Tennessee -- 10.3%; and Virginia -- 15.6%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class B shares as of such date.

                    APPENDIX C: STATE SPECIFIC INFORMATION

                            RISKS OF CONCENTRATION


    The following information as to certain State specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular State issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular State. Neither the Trust nor the Portfolios have independently verified this information.


                                   ALABAMA

    Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

    Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.

                                   ARKANSAS

    The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

    Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Stabilization Act, the General Assembly establishes five levels of priority for general revenue spending, levels "A," "B," "B-1," "C" and "C-1". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, a budget revolving fund, which receives interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. One-half of all moneys deposited into the budget revolving fund ultimately are utilized to supplement the State's capital construction program and the balance is distributed to programs and agencies funded from general revenues.


    The State operates under a biennial budgeting system with July 1, 1997 beginning the current biennium. The State ended fiscal 1994 in balance as required by the Revenue Stabilization Act. Gross available general revenue growth for fiscal 1996 was 3.9%.


                                   GEORGIA

    The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

    Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water or sewerage facilities or systems exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes may not exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding may not exceed $72 million.

    As of May 31, 1996, the State's outstanding general obligation debt was $4,670,545,000. The State had outstanding at July 31, 1996, $185,135,000 of guaranteed revenue debt.

    In addition to the State's general obligation debt and guaranteed revenue debt, the State had outstanding at May 30, 1996, $395,000 in revenue bonds and notes issued by various State agencies, authorities and institutions of higher education.

    In the 1996 Legislative Session, the General Assembly authorized the issuance of $65,340,000 in aggregate principal amount of general obligation bonds for fiscal year 1997, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.

    The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

    Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefor.


    Tax collections of the State for fiscal year 1996 were 3.8% over tax collections for fiscal year 1995. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1996 comprised an estimated 50.1% and 40.3%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 8.3% and 8.0%, respectively, during fiscal year 1995.


    Three suits (two for refund and one for declaratory and injunctive relief) have been filed with the State of Georgia by foreign producers of alcoholic beverages. The first suit seeks $96 million in refunds of alcohol import taxes imposed under Georgia's post-Bacchus (468 U.S. 263-1984) statute, O.C.G.A. (S) 3-4-60, et seq., as amended in 1985. These claims constitute 99% of all such taxes paid during the three years preceding these claims. In addition, the claimants have filed a second suit for refund of an additional $23 million for apparently later time periods. These two cases encompass all known or anticipated claims for refund of such type within the apparently applicable statute of limitations for the years in question (1989 - January 1995). The two refund cases are still pending in the trial court. The declaration/ injunctive relief case was dismissed by the Federal District Court and was affirmed by the Eleventh Circuit Court of Appeals. The claimants have filed a petition for rehearing which is pending.

    A suit has also been filed based on a local school board's claim that the State finance the major portion of the costs of its desegregation program. The Savannah Board originally requested restitution in the amount of $30 million, but the Federal District Court set forth a formula which would require a State payment in the amount of approximately $8,900,000 computed through June 30, 1994. The plaintiffs, dissatisfied with the apportionment of desegregation costs between State and county, and an adverse ruling on the State funding formula for transportation costs, have appealed to the Eleventh Circuit Court of Appeals. The State has filed a responsive cross-appeal on the ground that there is no basis for any liability. Subsequently, the parties agreed to a settlement, which has been approved by the Court. The settlement calls for the State to pay the amount awarded to the plaintiffs and to offer an option regarding future funding methodology for pupil transportation. Because interest was accruing in the settlement, in March 1995, the State paid to the plaintiffs $8,925,000 in partial satisfaction of the settlement agreement. The final settlement figure has yet to be calculated, due to costs which accrued during the pendency of the settlement proposal. Those cost calculations will be finalized in the next several months but are not expected to exceed a total of $10,000,000, including the money already paid.

    A similar complaint has been filed by DeKalb County and seeking approximately $67,500,000 in restitution. The Federal District Court ruled that the State's funding formula for pupil transportation (which the District Court in the Savannah case upheld) was contrary to State law. This ruling would require a State payment of a State law funding entitlement in the amount of approximately $34,000,000 computed through June 30, 1994. Motions to reconsider and amend the Court's judgment were filed by both parties. The State's motion was granted, in part, which reduced the required State payment to approximately $28,000,000. Notices of appeal to the Eleventh Circuit Court of Appeals have been filed. There are approximately five other school districts which might file similar claims.

    Another suit has been filed in federal district and State superior courts challenging the constitutionality of Georgia's transfer fee (often referred to as "impact fee") by asserting that the fee violates the commerce clause, due process, equal protection and privilege and immunities provisions of the constitution. The plaintiff seeks to prohibit the State from further collections and to require the State to return to her and those similarly situated all fees previously collected. A similar lawsuit previously filed in another State superior court has been voluntarily dismissed and will likely be joined with this action. From May of 1992 to June 1995, the State has collected $24,168,203. All amounts collected after June 7, 1995 are being paid into an escrow account. The State continues to collect approximately $500,000 to $600,000 per month.

    On September 1, 1994, a civil action was filed in the Fulton County Superior Court on behalf of all certain employees of the State of Georgia who were subjected to a freeze in pay between 1992 and 1995. Should the plaintiffs prevail in every aspect of their claims, the liability of the State in this matter could be as much as $295,000,000, based on best estimates currently available.

                                   KENTUCKY

    Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until recently regained the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness is issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorized the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. Although the Kentucky General Assembly enacted enabling legislation in 1996, the validity of the constitutional amendment is currently the subject of a test case. Therefore, appropriation-backed indebtedness continues to be the prevailing form of financing for local governments in Kentucky.

    The Commonwealth of Kentucky recently retired the last of its outstanding general obligation debt. In September 1994 S&P upgraded the rating of the State's appropriation-back debt from A to A+. Moody's and Fitch rate the State's appropriation-back debt as A and A+, respectively.


    Kentucky is an "average" state in terms of size and in terms of its proportion of the national economy. Kentucky has 1.5% of total U.S. population, 1.2% of total U.S. personal income, and 1.3% of total U.S. nonagricultural employment. The Kentucky economy has shown almost uninterrupted growth for the past decade. In April, 1997, the unemployment rate in Kentucky was 5.1% compared to the national rate of 4.9%; Kentucky nonagricultural employment grew by 2.6% between April 1996 and April 1997; manufacturing employment in Kentucky increased by 1.1%.

    The Commonwealth of Kentucky's financial condition has steadily improved during the last four years. State General Fund Revenue grew by 3.5% in fiscal year 1996 to a total of $5.34 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994 and has been increased by additional deposits of $10 million in fiscal year 1995 and $100 million in fiscal year 1996 to a current balance of $200 million.


                                  LOUISIANA

    The State of Louisiana General Fund should have a $76.8 million balance after Fiscal Year 1995-96. However, Fiscal Year 1996-97 budget projections indicate that the State will have to rely on reduction in expenditures by approximately $72.5 million to produce a balanced budget. One of the most severe budget issues is the Medicaid program. For Fiscal Year 1995-96, Louisiana was eligible to receive $690 million in Medicaid disproportionate share payments for hospitals. In the past, Louisiana used a portion of the amounts paid to the State public hospitals to fund the State's portion of the Medicaid program. The 1993 amendments to the federal disproportionate share law severely restrict the State's ability to continue to help finance health care in this manner. On April 26, 1996, Congress adopted a budget bill that included a two-year funding based specifically for the State Medicaid Program. This budget bill allows the State to move forward with the Medicaid Managed Care initiatives without being faced with severe funding cuts. It is expected, however, that additional program reductions will be required in order to bear a $2.6 billion Federal fund cap and the minimum required State match of $600 million for Fiscal Year 1996-97 as allowed by Congress. The State's executive and legislative leadership is currently revising its overall spending projections for years through Fiscal Year 1999-2000, including projections for Medicaid requirements. This Medicaid problem will also slow the growth in the services sector of the Louisiana economy.

    The Louisiana Economic Development and Gaming Corporation (the "Gaming Corporation") was created by the Louisiana legislature in 1992 for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment, the Rivergate Convention Center in New Orleans (the "casino") as well as a temporary casino until the casino is opened. Voters at the general election held in November, 1996, approved land-based gambling in the City of New Orleans. Once the casino is in operation, the operator must pay a minimum of 18 1/2% of gross revenues, or $100 million annually, whichever is higher, to the Gaming Corporation. The Gaming Corporation must transfer daily to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino Gaming Proceeds Fund. Moneys in the Casino Gaming Proceeds Fund may be allotted or expended only pursuant to legislative appropriation. The operating contract was awarded to Harrah's Jazz Company, which is a partnership comprised of three principals:
Harrah's New Orleans; New Orleans/Louisiana Development Corporation (Jazzville); and Grand Palais Corporation. Construction of the permanent casino began at the site of the old Rivergate in the spring of 1995. In November, 1995, after unsuccessfully operating a temporary casino at the New Orleans Municipal Auditorium, Harrah's New Orleans filed voluntary bankruptcy under Chapter 11. Harrah's New Orleans is in the process of restructuring Harrah's Jazz Company financing and renegotiating other contractual terms. The temporary casino will not re-open. It appears at this time that a scaled-down version of the casino will be opened in the latter part of 1997, but the Governor of the State has publicly stated that he will not comprise any payments that are due the State under the enabling legislation and the original contract. At this time, the situation has not been resolved. The State has not included any revenue from land based casino gaming in the official revenue forecast for Fiscal Year 1996-97.

                                   MARYLAND

    Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption several years ago of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and debt ratios have fallen. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, a stadium, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.

    The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation of the municipality for which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such municipal leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.


    During fiscal year 1991 through 1993, the State experienced budgetary problems caused by a national recession. To address revenue shortfalls and expanded expenditure requirements the State increased tax and other revenues, curtailed various programs and transferred funds from various reserve accounts. The State ended its fiscal year 1994 with a General Fund surplus on a budgetary basis of approximately $60.0 million, and ended its fiscal year 1995 with a General Fund surplus on a budgetary basis of approximately $26.5 million (excluding $106 million to be applied to the fiscal year 1996 budget) and $286.1 million in the Revenue Stabilization Account of the State Reserve Fund. The State ended fiscal year 1996 with a $124 million surplus and a $461.2 million in the Revenue Stabilization Account. Fiscal year 1997 is estimated to end with a $35.9 million surplus and a $489.3 million balance in the Revenue Stabilization Account. Fiscal year 1996 revenues for the General Fund were $7.47 billion; fiscal 1997 revenues for the General Fund are anticipated to be $7.46 billion.


                                   MISSOURI

    While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. However, since the 1980 to 1983 recession periods, Missouri unemployment levels generally approximated or slightly exceeded the national average. The St. Louis and Kansas City metropolitan areas are important contributors to the Missouri economy. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

    Defense related business plays an important role in Missouri's economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. McDonnell Douglas Corporation, the State's largest employer, received the second largest dollar amount of defense contracts in the United States in 1995. There can be no assurances there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected.

    Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty: litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid $282 million for desegregation costs in fiscal 1994 and the budget for fiscal 1995 provided $315 million. This expense accounts for close to 17% of total state General Revenue Fund spending.

    Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

    The limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by
Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit can also be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri. The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee "without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon."

    When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced "to yield the same estimated gross revenue as on the prior base." It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

                                NORTH CAROLINA

    The current economic profile of the State consists of a combination of industry, agriculture and tourism. Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. Tobacco farming in the State has been and is expected to continue to be affected by major Federal legislation and regulatory measures regarding tobacco production and marketing and by international competition.


    The State's seasonally adjusted unemployment rate in April, 1997 was 3.2% of the labor force, as compared with and unemployment of 4.9% nationwide. The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits.

    During fiscal 1991 and 1992, the State was forced to employ various non-recurring items and budget reductions in order to balance the State's budget. Among other things, the State deferred Basic Education Program improvements. In addition, the State also implemented approximately $640 million in tax increases, including raising the State sales tax from 3% to 4%. This 4% tax is the State's portion of the total 6% sales tax with the rest dedicated to local governments. A 4% corporate income tax surcharge was also implemented and is scheduled to terminate on January 1, 1995. The State's fiscal position has improved considerably since 1992, with the general fund balance increasing from a deficit position to a surplus equal to 6.3% of 1996 expenditures.

    The State is a defendent in pending court actions involving the taxing of benefits paid to federal retirees and related matters. Although specific claims for damages have not been precisely calculated, the amount could exceed $400 million over a period of years. The State is also a defendent in several other litigations which, in the opinion of the Department of the Treasurer, could have a material adverse affect on the State's ability to meet its obligations. In the Leandro action, the plaintiffs claim that the State has failed to provide adequate or substantially equal educational opportunities to children. In the Francisco action, the plaintiffs claim that the State has failed to fund programs to educate non-English speaking students. In a series of cases involving State retirement benefits, disabled retirees are challenging on various grounds changes in the formula for paying retirement benefits. Damages could exceed $500 million. In the Fulton case, the imposition of the State's intangible personal property tax on shares of stock was challenged and was found to be in violation of the United States Constitution Commerce Clause. The estimated cost of refunds is approximately $150 million.


                                    OREGON


    As of March 1, 1997, $3.27 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including $117.3 million in general obligation bonds supported by the budget for the State's general fund and $3.15 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $2.42 billion of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.


    In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

    Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For the 1995-97 biennium, approximately 96.6% of the State's legislatively budgeted revenues are projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes.

    Over the past several years, a number of species of Oregon wildlife have been added to the Endangered Species list, including the northern spotted owl and certain populations of salmon. The spotted owl listing has already had a substantial economic impact on the State's economy, primarily through a reduction in timber harvests from federal lands. The salmon listings also have had a substantial economic impact, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect the spotted owl and salmon and steelhead populations may eventually affect a wide variety of agricultural, industrial, recreational and land use activities, with corresponding impacts on long-term economic growth. The magnitude and extent of any future environmental action is difficult to predict.

    Ballot Measure 5. Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

    The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution or which has received voter approval. Therefore, since the State has traditionally issued only general obligation indebtedness that is authorized by specific provisions of the State Constitution and units of local government have generally adopted policies of seeking specific approval for all general obligation indebtedness, the ability of the State and units of local government to levy taxes to service their general obligation indebtedness has generally avoided the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

    Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the period 1991 to 1995 has somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school districts operating revenues.

    Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-1996. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts indicates that the State may continue to provide significant revenue relief to these governmental units. In addition, the provisions of the initiative known as Ballot Measure 47, as defined and discussed below, is expected to also result in the State making further financial assistance available to certain units of local government as a result of further restrictions and limitations placed upon the ability of units of local government to generate revenues through Oregon's system of ad valorem property taxation.

    Ballot Measure 47. At the November 5, 1996 general election, the voters of the State of Oregon approved a constitutional amendment creating new sections 11g, 11h, 11i and 11j within Article XI of the Oregon Constitution. The initiative proposing these amendments was commonly referred to as "Ballot Measure 47" or "Cut and Cap."

    Ballot Measure 47 will generally reduce the revenues of local governements available from ad valorem property taxes starting on July 1, 1997. For fiscal year 1997-98, the amount of tax which may be collected from each property subject to taxation is limited to the lesser of the amount due for fiscal year 1995-96 reduced by ten percent (10%) or the amount due for fiscal year 1994-95. Future increases in annual ad valorem property taxes which can be collected from each property subject to taxation are limited to three percent (3%) unless certain exceptions apply. Ballot Measure 47 also contains provisions limiting local governments' ability to shift activities previously funded in whole or in part from ad valorem property tax revenues to a user fee or other form of non-ad valorem property tax basis. One of the exceptions is for taxes levied to pay bonded indebtedness which has been approved by the voters in accordance with certain specific and new guidelines contained in Ballot Measure 47.

    By its terms, Ballot Measure 47 does not affect the revenues of governmental units which do not rely upon the collection of ad valorem property taxes, such as the State, or governmental operations which are supported solely from user fees and charges, such as many municipal utilities. However, its revenue reducing provisions are expected to create new financial burdens on the State revenue resources as well as on the revenue resources of units of government which levy and collect ad valorem property taxes. Such burdens are expected to arise, at least in part, from the potential need for the State to assist units of local government adversely affected by the implementation of Ballot Measure
47. Although the actual impact of Ballot Measure 47 on a particular unit of local governement cannot presently be determined because the methodology for applying its provisions to individual properties has not yet been established, it is anticipated that the general fund operations of many local government units will be materially adversely affected by its revenue reduction and revenue growth limiting provisions.

    Ballot Measure 11. In November 1994, voters approved three measures affecting the State's penal system. The most significant in terms of financial impact for the State is Ballot Measure 11, which established mandatory minimum prison sentences for certain felons. It is anticipated that this initiative will require construction of a substantial number of additional prison beds. Currently, the State expects to fund construction from sources other than the State general fund.

    Several litigation matters are pending involving the State. These matters include (i) an action filed by several out-of-state insurers challenging Oregon's gross premium tax on out-of-state insurers and seeking refunds of taxes previously paid, which could result in the State being liable for approximately $50 million in refunds and (ii) several cases in which federal retirees have challenged the validity of a State Public Employees Retirement System benefit increase to offset the taxation of such benefits or have sought refunds of State taxes paid on federal retirement benefits. In addition, the Oregon Supreme Court has ruled against the State in an action brought to require the State to return $81 million that was transferred in 1983 from the State's Industrial Accident Fund ("SAIF") to the State's general fund. The amount required to be returned to SAIF, including interest, has been estimated to be approximately $280 million. The claims have been settled for a State obligation to pay $225 million, $65 million of that amount has been paid. $80 million is payable at the end of the 1997 legislative session, and an additional $80 million is payable at the end of the 1999 legislative session.

                                SOUTH CAROLINA

    The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.

    Despite several spending reductions in fiscal 1992, the State recorded a budgetary basis operating deficit of $54 million due to lower than anticipated sales and corporate-income tax revenues. The State ended fiscal 1992 with only $7.6 million in its budgetary general fund. In June 1993, the presidential base-closing commission voted to close the Charleston Naval Base. South Carolina has estimated lost revenues of $100 million over the three-year period from July 1, 1993 to June 30, 1996 due to the closing. There can be no guarantee that the actual cost will not be more or less than the State's estimate. Budgetary General Fund revenues and expenditures for fiscal 1993 were $3.673 billion and $3.521 billion, respectively. There was a $116 million surplus of which $67 million was deposited into the General Reserve Fund ("Rainy Day Fund"). Fiscal 1994 had budgeted revenues and expenditures of $3.828 billion and $3.795 billion, respectively. No new taxes were implemented. Fiscal 1994 ended with a General Fund surplus of $128 million, 1995 ended with a $222 million surplus and 1996 with a $27 million surplus. Despite recent deposits into the General Reserve Fund, South Carolina still maintains a deficit in its unrestricted general fund, in the amount of $261 million at the end of 1996. The General Reserve Fund is now at its fully funded level of $110.2 million. Fiscal 1995 has budgeted $3.93 billion for expenditures with no new taxes expected.

                                  TENNESSEE

    Tennessee's State Constitution requires that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past, the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

    The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. Like the U.S. economy, the Tennessee economy entered recession in the last half of 1990 which continued throughout 1991 and into 1992 as the Tennessee indexes of coincident and leading economic indicators trended downward throughout the period. However, the Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993, 1994 and into 1995. The latter half of 1995 and the first part of 1996 has seen the State's economy become slightly inconsistent in its performance, with most 1996 economic data revealing some downward movement in the leading economic index.

    State revenue collections for 1996 fell below projections by $22.4 million. A corresponding reduction in expenditures enabled the rainy day fund to maintain its balance of $101 million.

                                   VIRGINIA

    The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The general fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.

    While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. During fiscal year 1992, financial operations were somewhat more favorable than expected. Revenues of $5.6 billion exceeded expenditures by approximately $150 million with $44 million in increased revenues and the balance in decreased expenditures ordered by the Governor in December of 1991. The closing balance at June 30, 1992 was $195.1 million, of which $142.3 million will be reappropriated, leaving $52.8 million as an unreserved, undesignated balance, the first such balance in four years. The fiscal 1993 ending balance for the General Fund was $331.8 million of which $59.7 is unreserved, undesignated. Revenues for the 1993 fiscal year were 8.9% higher than fiscal year 1992, a $103 million increase. At the close of the biennium ending June 30, 1994, the Fund balance amounted to $518.7 million of which $81 million was reserved, including $79.9 million for the Revenue Stabilization Fund. Fiscal 1995 general fund revenues exceeded projections by $56 million, or 0.8% and 1996 ended just below budget. The Revenue Stabilization Fund is estimated to have a balance of $200 million by June 30, 1998.

    Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.

                   APPENDIX D: TAX EQUIVALENT YIELD TABLES


    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and applicable state and local taxes at tax rates applicable for 1997.


Note: The federal income tax portion of the indicated combined income tax brackets in the tables does not take into account the effect of a reduction in the deductibility of itemized deductions (including applicable state and local taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated in the tables.

Yields shown are for illustration purposes only and are not meant to represent a Fund's actual yield. No assurance can be given that any specific tax exempt yield will be achieved. While it is expected that each Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and applicable state and local taxes described in the Prospectus, other income received by a Portfolio and allocated to a Fund may be taxable. The tables do not take into account state or local taxes, if any, payable on Fund distributions except for those described in the footnote to the tables. Also, the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth herein is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                                   ALABAMA

                                                 COMBINED
                                                 FEDERAL                          A FEDERAL AND ALABAMA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        AL STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    19.25%       4.95%      5.57%      6.19%     6.81%     7.43%     8.05%     8.67%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600    31.60        5.85       6.58       7.31      8.04      8.77      9.50     10.23
    $ 59,751 - $124,650    $ 99,601 - $151,750    34.45        6.10       6.86       7.63      8.39      9.15      9.92     10.68
    $124,651 - $271,050    $151,751 - $271,050    39.20        6.58       7.40       8.22      9.05      9.87     10.69     11.51
          Over $271,050          Over $271,050    42.62        6.97       7.84       8.71      9.59     10.46     11.33     12.20

 *Net amount subject to federal and Alabama personal income tax after deductions and exemptions.

 +The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Alabama taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Alabama State income tax rate is 5%.

                                   ARKANSAS


                                                COMBINED
                                                FEDERAL                           A FEDERAL AND ARKANSAS STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        AR STATE      4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    20.95%      5.06%      5.69%      6.33%      6.96%     7.59%     8.22%     8.86%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600    33.04       5.97       6.72       7.47       8.21      8.96      9.71     10.45
    $ 59,751 - $124,650    $ 99,601 - $151,750    35.83       6.23       7.01       7.79       8.57      9.35     10.13     10.91
    $124,651 - $271,050    $151,751 - $271,050    40.48       6.72       7.56       8.40       9.24     10.08     10.92     11.76
        Over   $271,050        Over   $271,050    43.83       7.12       8.01       8.90       9.79     10.68     11.57     12.46

*Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Arkansas State income tax rate is 7%.

                                   GEORGIA


                                                 COMBINED
                                                 FEDERAL                          A FEDERAL AND GEORGIA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        GA STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      ----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600    32.32        5.91       6.65       7.39      8.13      8.87      9.60     10.34
    $ 59,751 - $124,650    $ 99,601 - $151,750    35.14        6.17       6.94       7.71      8.48      9.25     10.02     10.79
    $124,651 - $271,050    $151,751 - $271,050    39.84        6.65       7.48       8.31      9.14      9.97     10.80     11.64
          Over $271,050          Over $271,050    43.22        7.05       7.93       8.81      9.69     10.57     11.45     12.33

*Net amount subject to federal and Georgia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Georgia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

                                   KENTUCKY

                                                 COMBINED
                                                 FEDERAL                          A FEDERAL AND KENTUCKY STATE
                                                   AND                                 TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        KY STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
      $ 24,651-$ 59,750      $ 41,201-$ 99,600    32.32%       5.91       6.65       7.39      8.13      8.87      9.60     10.34
      $ 59,751-$124,650      $ 99,601-$151,750    35.14%       6.17       6.94       7.71      8.48      9.25     10.02     10.79
      $124,651-$271,050      $151,751-$271,050    39.84%       6.65       7.48       8.31      9.14      9.97     10.80     11.64
          Over $271,050          Over $271,050    43.22%       7.05       7.93       8.81      9.69     10.57     11.45     12.33

     SINGLE RETURN           JOINT RETURN                      4%        4.5%        5%        5.5%       6%       6.5%       7%
-------------------------  ---------------------            -----------------------------------------------------------------------
              (TAXABLE INCOME*)                                           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200                 5.36%      5.99%      6.61%     7.23%     7.86%     8.48%     9.11%
      $ 24,651-$ 59,750      $ 41,201-$ 99,600                 6.33       7.07       7.80      8.54      9.28     10.01     10.75
      $ 59,751-$124,650      $ 99,601-$151,750                 6.61       7.37       8.14      8.91      9.68     10.45     11.22
      $124,651-$271,050      $151,751-$271,050                 7.12       7.95       8.78      9.61     10.44     11.27     12.10
          Over $271,050          Over $271,050                 7.55       8.42       9.30     10.18     11.06     11.94     12.82

 *Net amount subject to federal and Kentucky personal income tax after deductions and exemptions.

 +The first tax bracket is calculated using the highest Kentucky tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Kentucky taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The Kentucky State income tax rate is 6%.
**The Kentucky intangibles tax on stocks, bonds, notes and other evidences of debt is 25 cents on every $100 of the value thereof. An example of the effect of the Kentucky intangibles tax on the combined tax brackets of taxpayers is as follows: A $10,000 investment subject to the tax would require payment of $25 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $25/$550 or 4.55%. If a taxpayer owning such an investment were in the 6% state income tax bracket, he or she would be paying combined state taxes as a percentage of income of 6% plus 4.55% or 10.55%. Assuming the deductibility of these taxes as itemized deductions and that such taxpayer were in the 36% federal income tax bracket, the taxpayer would then be in a 42.75% (36% + (1 - .36) X 10.55%) combined tax bracket with respect to such investment. This is higher than the 39.84% combined tax bracket without taking into account the intangibles tax.

                                  LOUISIANA

                                                 COMBINED                        A FEDERAL AND LOUISIANA STATE
                                                 FEDERAL                             TAX EXEMPT YIELD OF:
                                                   AND          4%        4.5%        5%        5.5%       6%       6.5%       7%
     SINGLE RETURN           JOINT RETURN        LA STATE   -----------------------------------------------------------------------
-----------------------  ---------------------     TAX
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
       Up to   $ 24,650       Up to   $ 41,200    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600    32.32        5.91       6.65       7.39      8.13      8.87      9.60     10.34
    $ 59,751 - $124,650    $ 99,601 - $151,750    35.14        6.17       6.94       7.71      8.48      9.25     10.02     10.79
    $124,651 - $271,050    $151,751 - $271,050    39.84        6.65       7.48       8.31      9.14      9.97     10.80     11.64
        Over   $271,050        Over   $271,050    43.22        7.05       7.93       8.81      9.69     10.57     11.45     12.33

*Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.

+Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%.

                                   MARYLAND

                                                COMBINED
                                                FEDERAL                        A FEDERAL AND MARYLAND STATE
                                                   AND                              TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        MD STATE      4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    21.80%       5.12%      5.75%      6.39%     7.03%     7.67%     8.31%     8.95%
      $ 24,651-$ 59,750      $ 41,201-$ 99,600    33.76%       6.04       6.79       7.55      8.30      9.06      9.81     10.57
      $ 59,751-$124,650      $ 99,601-$151,750    36.52%       6.30       7.09       7.88      8.66      9.45     10.24     11.03
      $124,651-$271,050      $151,751-$271,050    41.12%       6.79       7.64       8.49      9.34     10.19     11.04     11.89
          Over $271,050          Over $271,050    44.43%       7.20       8.10       9.00      9.90     10.80     11.70     12.60

*Net amount subject to federal and Maryland personal income tax after deductions and exemptions.

+Tax brackets are calculated using the highest Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax which is 60% of the State rate. The combined tax brackets assume that Maryland State and local income taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

                                   MISSOURI

                                                COMBINED
                                                FEDERAL                          A FEDERAL AND MISSOURI STATE
                                                  AND                                 TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN      MO STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------    TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
       Up to   $ 24,650       Up to   $ 41,200    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600    32.32        5.91       6.65       7.39      8.13      8.87      9.60     10.34
    $ 59,751 - $124,650    $ 99,601 - $151,750    35.14        6.17       6.94       7.71      8.48      9.25     10.02     10.79
    $124,651 - $271,050    $151,751 - $271,050    39.84        6.65       7.48       8.31      9.14      9.97     10.80     11.64
        Over   $271,050        Over   $271,050    43.22        7.05       7.93       8.81      9.69     10.57     11.45     12.33

*Net amount subject to federal and Missouri personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Missouri State income tax rate is 6%.

                                NORTH CAROLINA

                                                 COMBINED
                                                 FEDERAL                       A FEDERAL AND NORTH CAROLINA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       NC STATE      4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
       Up to   $ 24,650       Up to   $ 41,200    20.95%       5.06%      5.69%      6.33%     6.96%     7.59%     8.22%     8.86%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600    33.04        5.97       6.72       7.47      8.21      8.96      9.71     10.45
    $ 59,751 - $124,650    $ 99,601 - $151,750    36.35        6.28       7.07       7.86      8.64      9.43     10.21     11.00
    $124,651 - $271,050    $151,751 - $271,050    40.96        6.78       7.62       8.47      9.32     10.16     11.01     11.86
        Over   $271,050        Over   $271,050    44.28        7.18       8.08       8.97      9.87     10.77     11.67     12.56

*Net amount subject to federal and North Carolina personal income tax after deductions and exemptions.

+Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%.

                                    OREGON

                                                 COMBINED
                                                FEDERAL                           A FEDERAL AND OREGON STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       OR STATE      4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    22.65%       5.17%      5.82%      6.46%     7.11%     7.76%     8.40%     9.05%
      $ 24,651-$ 59,750      $ 41,201-$ 99,600    34.48%       6.11       6.87       7.63      8.39      9.16      9.92     10.68
      $ 59,751-$124,650      $ 99,601-$151,750    37.21%       6.37       7.17       7.96      8.76      9.56     10.35     11.15
      $124,651-$271,050      $151,751-$271,050    41.76%       6.87       7.73       8.59      9.44     10.30     11.16     12.02
          Over $271,050          Over $271,050    45.04%       7.28       8.19       9.10     10.01     10.92     11.83     12.74

*Net amount subject to federal and Oregon personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Oregon State income tax rate is 9%.

                                SOUTH CAROLINA

                                                COMBINED
                                                FEDERAL                      A FEDERAL AND SOUTH CAROLINA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       SC STATE      4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    20.95%       5.06%      5.69%      6.33%     6.96%     7.59%     8.22%     8.86%
      $ 24,651-$ 59,750      $ 41,201-$ 99,600    33.04%       5.97       6.72       7.47      8.21      8.96      9.71     10.45
      $ 59,751-$124,650      $ 99,601-$151,750    35.83%       6.23       7.01       7.79      8.57      9.35     10.13     10.91
      $124,651-$271,050      $151,751-$271,050    40.48%       6.72       7.56       8.40      9.24     10.08     10.92     11.76
          Over $271,050          Over $271,050    43.83%       7.12       8.01       8.90      9.79     10.68     11.57     12.46

*Net amount subject to federal and South Carolina personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that South Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed South Carolina State income tax rate is 7%.

                                  TENNESSEE

                                                COMBINED
                                                 FEDERAL                 A FEDERAL AND TENNESSEE STATE
                                                   AND                         TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       TN STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
      $ 24,651-$ 59,750      $ 41,201-$ 99,600    32.32%       5.91       6.65       7.39      8.13      8.87      9.60     10.34
      $ 59,751-$124,650      $ 99,601-$151,750    35.14%       6.17       6.94       7.71      8.48      9.25     10.02     10.79
      $124,651-$271,050      $151,751-$271,050    39.84%       6.65       7.48       8.31      9.14      9.97     10.80     11.64
          Over $271,050          Over $271,050    43.22%       7.05       7.93       8.81      9.69     10.57     11.45     12.33

*Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.

+The combined tax brackets assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Tennessee State income tax rate is 6%.

                                   VIRGINIA

                                                COMBINED
     SINGLE RETURN           JOINT RETURN       FEDERAL                          A FEDERAL AND VIRGINIA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
-----------------------  ---------------------   VA STATE      4%        4.5%        5%        5.5%       6%       6.5%       7%
                                                   TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200    19.89%       4.99%      5.62%      6.24%     6.87%     7.49%     8.11%     8.74%
      $ 24,651-$ 59,750      $ 41,201-$ 99,600    32.14%       5.89       6.63       7.37      8.10      8.84      9.58     10.32
      $ 59,751-$124,650      $ 99,601-$151,750    34.97%       6.15       6.92       7.69      8.46      9.23     10.00     10.76
      $124,651-$271,050      $151,751-$271,050    39.68%       6.63       7.46       8.29      9.12      9.95     10.78     11.60
          Over $271,050          Over $271,050    43.07%       7.03       7.90       8.78      9.66     10.54     11.42     12.30

*Net amount subject to federal and Virginia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Virginia tax rate with the bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that Virginia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%. The assumed Virginia State income tax rate is 5.75%.

                             APPENDIX E: RATINGS

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of a Portfolio's fiscal year end.


NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *


NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Each Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.


    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

[Logo]
EATON VANCE
================
    Mutual Funds



--------------------------------------------------------------------------------

EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND EATON
VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND


STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 1997




--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123,
Westborough, MA 01581-5123 (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                    M-TFC12/1SAI

                                    PART C

                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

   (a) FINANCIAL STATEMENTS


        INCLUDED IN PART A FOR THE FUNDS LISTED BELOW ARE "FINANCIAL HIGHLIGHTS"
          FOR THE PERIOD FROM THE START OF BUSINESS TO THE FISCAL YEAR ENDED AUGUST 31, 1996 AND FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED):

            EV Marathon Alabama Municipals Fund
             (start of business May 1, 1992)
            EV Marathon Arkansas Municipals Fund
             (start of business May 1, 1992)
            EV Marathon Georgia Municipals Fund
             (start of business December 23, 1991)
            EV Marathon Kentucky Municipals Fund
             (start of business December 23, 1991)
            EV Marathon Louisiana Municipals Fund
             (start of business October 2, 1992)
            EV Marathon Maryland Municipals Fund
             (start of business February 3, 1992)
            EV Marathon Missouri Municipals Fund
             (start of business May 1, 1992)
            EV Marathon North Carolina Municipals Fund
             (start of business October 23, 1992)
            EV Marathon Oregon Municipals Fund
             (start of business December 24, 1992)
            EV Marathon South Carolina Municipals Fund
             (start of business October 2, 1992)
            EV Marathon Tennessee Municipals Fund
             (start of business August 25, 1992)
            EV Marathon Virginia Municipals Fund
             (start of business July 26, 1991)

        INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
          CONTAINED IN THE SEMI-ANNUAL REPORT FOR THE FUNDS, DATED FEBRUARY 28, 1997 (WHICH WAS PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

EV Marathon Alabama Municipals Fund       EV Marathon North Carolina Municipals Fund
EV Marathon Arkansas Municipals Fund      EV Marathon Oregon Municipals Fund
EV Marathon Georgia Municipals Fund       EV Marathon South Carolina Municipals Fund
EV Marathon Kentucky Municipals Fund      EV Marathon Tennessee Municipals Fund
EV Marathon Louisiana Municipals Fund     EV Marathon Virginia Municipals Fund
EV Marathon Maryland Municipals Fund      (Accession No. 0000950109-97-003888)
EV Marathon Missouri Municipals Fund

        THE FINANCIAL STATEMENTS CONTAINED IN THE FUNDS' SEMI-ANNUAL REPORT ARE
          AS FOLLOWS:

                  Statement of Assets and Liabilities (Unaudited)
                  Statement of Operations (Unaudited)
                  Statements of Changes in Net Assets (Unaudited)
                  Financial Highlights (Unaudited)
                  Notes to Financial Statements (Unaudited)

        INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
          CONTAINED IN THE ANNUAL REPORT FOR THE FUNDS, DATED AUGUST 31, 1996 (WHICH WAS PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

EV Marathon Alabama Municipals Fund       EV Marathon North Carolina Municipals Fund
EV Marathon Arkansas Municipals Fund      EV Marathon Oregon Municipals Fund
EV Marathon Georgia Municipals Fund       EV Marathon South Carolina Municipals Fund
EV Marathon Kentucky Municipals Fund      EV Marathon Tennessee Municipals Fund
EV Marathon Louisiana Municipals Fund     EV Marathon Virginia Municipals Fund
EV Marathon Maryland Municipals Fund      (Accession No. 0000950135-96-005156)
EV Marathon Missouri Municipals Fund

        THE FINANCIAL STATEMENTS CONTAINED IN THE FUNDS' ANNUAL REPORT ARE AS
          FOLLOWS:

                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statements of Changes in Net Assets
                  Financial Highlights
                  Notes to Financial Statements
                  Independent Auditors' Report

      ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL STATEMENTS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO, WHICH ARE CONTAINED IN THE SEMI-ANNUAL REPORT DATED FEBRUARY 28, 1997 OF THE CORRESPONDING FUNDS:

            Portfolio of Investments (Unaudited)
            Statement of Assets and Liabilities (Unaudited)
            Statement of Operations (Unaudited)
            Statements of Changes in Net Assets (Unaudited)
            Supplementary Data (Unaudited)
            Notes to Financial Statements (Unaudited)

      ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL STATEMENTS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO, WHICH ARE CONTAINED IN THE ANNUAL REPORT DATED AUGUST 31, 1996 OF THE CORRESPONDING FUNDS:

            Portfolio of Investments
            Statement of Assets and Liabilities
            Statement of Operations
            Statements of Changes in Net Assets
            Supplementary Data
            Notes to Financial Statements
            Independent Auditors' Report


  (b) EXHIBITS:

      (1)(a)(1) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.


         (b) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 and incorporated herein by reference.


         (c) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 and incorporated herein by reference.

      (2)(a) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

         (b) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (3)       Not applicable

      (4)       Not applicable

      (5)       Not applicable

      (6)(a)(1) Distribution Agreement between Eaton Vance Municipals
                Trust (on behalf of its Classic Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed as Exhibit
                (6)(a)(1) to Post- Effective Amendment No. 61 and incorporated herein by reference.

            (2) Distribution Agreement between Eaton Vance Municipals Trust
                (on behalf of its Marathon Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed as Exhibit (6)(a)(2) to Post-Effective Amendment No. 61 and incorporated herein by reference.


            (3) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Traditional Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed as Exhibit (6)(a)(3) to Post-Effective Amendment No. 61 and incorporated herein by reference.

            (4) Distribution Agreement between Eaton Vance Municipals Trust on behalf of Massachusetts Municipal Bond Portfolio and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
                (6)(a)(4) to Post-Effective Amendment No. 61 and incorporated herein by reference.

            (5) Distribution Agreement between Eaton Vance Municipals Trust and
                Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
                (6)(a)(5) to Post-Effective Amendment No. 67 and incorporated herein by reference.


         (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

      (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

      (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 and incorporated herein by reference.

         (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 and incorporated herein by reference.

      (9)(a)(1) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.


            (2) Amendment to Schedule A dated June 23, 1997 to the Amended
                Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 and incorporated herein by reference.


         (b) Transfer Agency Agreement dated June 7, 1989 filed as Exhibit 9(d) to Post- Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

         (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to Post-Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

     (10)       Not applicable.


     (11) Consent of Independent Auditors for Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, and Eaton Vance Virginia Municipals Fund, filed herewith.

     (12)       Not applicable


     (13)       Not applicable

     (14)       Not applicable

     (15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Classic Series) dated January 27, 1995 with attached schedules (including Amended Schedule A dated February 1, 1996) filed as Exhibit (15)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

         (b) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Classic Series) adopted June 24, 1996 filed as Exhibit (15)(b) to Post- Effective Amendment No. 61 and incorporated herein by reference.

         (c) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Marathon series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (15)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

         (d) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Marathon Series) adopted June 24, 1996 filed as Exhibit (15)(d) to Post- Effective Amendment No. 61 and incorporated herein by reference.

         (e) Amended Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Traditional series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated February 1, 1996) filed as Exhibit (15)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.

         (f) Amendment to Amended Service Plan for Eaton Vance Municipals Trust (on behalf of its Traditional Series) adopted June 24, 1996 filed as Exhibit (15)(f) to Post- Effective Amendment No. 61 and incorporated herein by reference.


         (g) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post- Effective Amendment No. 67 and incorporated herein by reference.

         (h) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(h) to Post- Effective Amendment No. 67 and incorporated herein by reference.

         (i) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(i) to Post- Effective Amendment No. 67 and incorporated herein by reference.


     (16) Schedule for Computation of Performance Quotations filed herewith.

     (17)(a) Power of Attorney for Eaton Vance Municipals Trust dated April 22, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 65 and incorporated herein by reference.

         (b) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Florida Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Massachusetts Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, National Municipals Portfolio, New Jersey Municipals Portrfolio, New York Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Oregon Municipals Portfolio, Pennsylvania Municipals Portfolio, Rhode Island Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, Texas Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 65 and incorporated herein by reference.


     (18) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 67 and incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


              (1)                                                 (2)
        TITLE OF CLASS                                NUMBER OF RECORD HOLDERS
  hares of beneficial interest                            as of July 31, 1997

EV Classic National Municipals Fund                             1,146
Eaton Vance Alabama Municipals Fund                             1,753
Eaton Vance Arizona Municipals Fund                             2,386
Eaton Vance Arkansas Municipals Fund                            1,690
EV Marathon California Municipals Fund                          6,232
Eaton Vance Colorado Municipals Fund                              980
Eaton Vance Connecticut Municipals Fund                         3,858
EV Marathon Florida Municipals Fund                            10,541
Eaton Vance Georgia Municipals Fund                             2,193
Eaton Vance Kentucky Municipals Fund                            3,002
Eaton Vance Louisiana Municipals Fund                             541
Eaton Vance Maryland Municipals Fund                            2,682
EV Marathon Massachusetts Municipals Fund                       5,882
Eaton Vance Michigan Municipals Fund                            3,537
Eaton Vance Minnesota Municipals Fund                           2,050
EV Marathon Mississippi Municipals Fund                           541
Eaton Vance Missouri Municipals Fund                            2,292
EV Marathon National Municipals Fund                           38,191
Eaton Vance New Jersey Municipals Fund                          9,011
EV Marathon New York Municipals Fund                           12,682
Eaton Vance North Carolina Municipals Fund                      3,820
EV Marathon Ohio Municipals Fund                                6,334
Eaton Vance Oregon Municipals Fund                              2,991
Eaton Vance Pennsylvania Municipals Fund                       11,052
EV Marathon Rhode Island Municipals Fund                          760
Eaton Vance South Carolina Municipals Fund                      1,205
Eaton Vance Tennessee Municipals Fund                           1,324
Eaton Vance Texas Municipals Fund                                 357
Eaton Vance Virginia Municipals Fund                            4,146
EV Marathon West Virginia Municipals Fund                       1,032
EV Traditional Alabama Municipals Fund                             61
EV Traditional Arizona Municipals Fund                             48
EV Traditional Arkansas Municipals Fund                            36
EV Traditional California Municipals Fund                          63
EV Traditional Colorado Municipals Fund                            73
EV Traditional Connecticut Municipals Fund                         68
EV Traditional Florida Municipals Fund                            121
EV Traditional Georgia Municipals Fund                             46
EV Traditional Kentucky Municipals Fund                            35
EV Traditional Louisiana Municipals Fund                           32
EV Traditional Maryland Municipals Fund                            52
EV Traditional Massachusetts Municipals Fund                       92
EV Traditional Michigan Municipals Fund                            33
EV Traditional Minnesota Municipals Fund                           79
EV Traditional Mississippi Municipals Fund                         29
EV Traditional Missouri Municipals Fund                            83
EV Traditional National Municipals Fund                           759
EV Traditional New Jersey Municipals Fund                         128
EV Traditional New York Municipals Fund                           194
EV Traditional North Carolina Municipals Fund                      94
EV Traditional Ohio Municipals Fund                                45
EV Traditional Oregon Municipals Fund                              40
EV Traditional Pennsylvania Municipals Fund                       123
EV Traditional Rhode Island Municipals Fund                        39
EV Traditional South Carolina Municipals Fund                     23
EV Traditional Tennessee Municipals Fund                           36
EV Traditional Texas Municipals Fund                                7
EV Traditional Virginia Municipals Fund                            43
EV Traditional West Virginia Municipals Fund                       44
Massachusetts Municipal Bond Portfolio                             32


ITEM 27.  INDEMNIFICATION
    Article IV of the Trust's Amended and Restated Declaration of Trust, dated January 11, 1993, permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Growth Trust                   Eaton Vance Municipal Bond Fund L.P.
Eaton Vance Income Fund of Boston          Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust               Eaton Vance Prime Rate Reserves
Eaton Vance Municipals Trust               Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust II            EV Classic Senior Floating-Rate Fund

    (b)


               (1)                                    (2)                                 (3)
       NAME AND PRINCIPAL                    POSITIONS AND OFFICES                POSITIONS AND OFFICE
        BUSINESS ADDRESS*                 WITH PRINCIPAL UNDERWRITER                WITH REGISTRANT
       -------------------                --------------------------               -------------------
James B. Hawkes                          Vice President and Director              Vice President and Trustee
William M. Steul                         Vice President and Director                        None
Wharton P. Whitaker                      President and Director                             None
Chris Berg                               Vice President                                     None
Kate B. Bradshaw                         Vice President                                     None
David B. Carle                           Vice President                                     None
Daniel C. Cataldo                        Vice President                                     None
Raymond Cox                              Vice President                                     None
Mark P. Doman                            Vice President                                     None
Alan R. Dynner                           Vice President                                     Secretary
James Foley                              Vice President                                     None
Michael A. Foster                        Vice President                                     None
William M. Gillen                        Senior Vice President                              None
Hugh S. Gilmartin                        Vice President                                     None
Perry D. Hooker                          Vice President                                     None
Brian Jacobs                             Senior Vice President                              None
Thomas P. Luka                           Vice President                                     None
John Macejka                             Vice President                                     None
Timothy D. McCarthy                      Vice President                                     None
Joseph T. McMenamin                      Vice President                                     None
Morgan C. Mohrman                        Senior Vice President                              None
James A. Naughton                        Vice President                                     None
Mark D. Nelson                           Vice President                                     None
Linda D. Newkirk                         Vice President                                     None
James L. O'Connor                        Vice President                                     Treasurer
Thomas Otis                              Secretary and Clerk                                None
George D. Owen II                        Vice President                                     None
F. Anthony Robinson                      Vice President                                     None
Jay S. Rosoff                            Vice President                                     None
Benjamin A. Rowland, Jr.                 Vice President, Treasurer and Director             None
Stephen M. Rudman                        Vice President                                     None
John P. Rynne                            Vice President                                     None
Kevin Schrader                           Vice President                                     None
George V.F. Schwab, Jr.                  Vice President                                     None
Cornelius J. Sullivan                    Vice President                                     None
John M. Trotsky                          Vice President                                     None
David M. Thill                           Vice President                                     None
Chris Volf                               Vice President                                     None
Sue Wilder                               Vice President                                     None
----------
*Address is 24 Federal Street, Boston, MA 02110


    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor Mail Code ADM27, Boston, MA 02116 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5123, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody, Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 31.  MANAGEMENT SERVICES
    Not applicable

ITEM 32.  UNDERTAKINGS
    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of August, 1997.


                                        EATON VANCE MUNICIPALS TRUST

                                        By  /s/THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            SIGNATURE                                             TITLE                             DATE
            ---------                                             -----                             ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                          Executive Officer)                August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and Accounting
  /s/JAMES L. O'CONNOR                                        Officer                            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                              August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                              August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                              August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                              August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                              August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                              August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Alabama Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        ALABAMA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                          DATE
            ---------                                             -----                          ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
    THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Arkansas Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        ARKANSAS MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                              TITLE                        DATE
            ---------                                              -----                        ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Georgia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        GEORGIA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                              TITLE                        DATE
            ---------                                              -----                        ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Kentucky Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        KENTUCKY MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                              TITLE                        DATE
            ---------                                              -----                        ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Louisiana Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        LOUISIANA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                         DATE
            ---------                                             -----                         ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Maryland Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        MARYLAND MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                         DATE
            ---------                                             -----                         ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Missouri Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        MISSOURI MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                         DATE
            ---------                                             -----                         ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    North Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        NORTH CAROLINA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                         DATE
            ---------                                             -----                         ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Oregon Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        OREGON MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                         DATE
            ---------                                             -----                         ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    South Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        SOUTH CAROLINA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                         DATE
            ---------                                             -----                         ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Tennessee Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        TENNESSEE MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                         DATE
            ---------                                             -----                         ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES

    Virginia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 1997.

                                        VIRGINIA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                             TITLE                         DATE
            ---------                                             -----                         ----
                                                            President (Chief
  /s/THOMAS J. FETTER                                         Executive Officer)            August 18, 1997
--------------------------------------
     THOMAS J. FETTER
                                                            Treasurer and Principal
                                                              Financial and
  /s/JAMES L. O'CONNOR                                        Accounting Officer            August 18, 1997
--------------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*                                      Trustee                         August 18, 1997
--------------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                                        Trustee                         August 18, 1997
--------------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*                                  Trustee                         August 18, 1997
--------------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*                                      Trustee                         August 18, 1997
--------------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*                                     Trustee                         August 18, 1997
--------------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                                       Trustee                         August 18, 1997
--------------------------------------
     JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
     ---------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                EXHIBIT INDEX

    The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.

                                                                                                  PAGE IN
                                                                                                 SEQUENTIAL
                                                                                                 NUMBERING
EXHIBIT NO.                                       DESCRIPTION                                      SYSTEM
-----------                                       -----------                                    ----------

(11)                 Consent of Independent Auditors for Eaton Vance Alabama Municipals
                     Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia
                     Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance
                     Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton
                     Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals
                     Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina
                     Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance
                     Virginia Municipals Fund.


(16)                 Schedule for Computation of Performance Quotations.
